united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Fund Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2022

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT
May 31, 2022

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Easterly EHS Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for each of the periods ended May 31, 2022, compared to its benchmarks:

			Annualized	Annualized
	Six Months	1 Year Return	3 Year Return	Since Inception*
Class I	(10.51)%	(11.20)%	7.52%	5.72%
Class R6	(10.31)%	(10.92)%	7.93%	5.97%
HFRI Equity Hedge Total Index(a)	(6.65)%	7.56%	(12.57)%	6.33%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1, 2022, is 2.05% and 1.51% for the I and R6 Classes, respectively.

(a)	HFRI Equity Hedge Total Index: Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. The returns for the Index have been calculated from July 31, 2017.

*	Inception date is August 18, 2017.

Top 10 Holdings by Industry *	% of Net Assets
Equity	63.5%
Fixed Income	23.0%
Commodity	0.8%
Alternative	0.6%
Specialty	0.1%
Other/Cash & Equivalents	12.0%
100.0%

* Does not include derivative holdings

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Total Hedge Portfolio
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for each of the periods ended May 31, 2022, compared to its benchmarks:

			Annualized	Annualized
	Six Month	1 Year Return	3 Year Return	Since Inception*
Class I	(5.93)%	(6.95)%	5.38%	4.05%
Class R6	(5.77)%	(6.55)%	5.78%	4.32%
HRFI Fund Weighted Composite Index(a)	(1.75)%	(2.30)%	5.60%	5.81%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1, 2022, is 2.05% and 1.68% for the I and R6 Classes, respectively.

(a)	The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

*	Inception date is June 30, 2017.

Top 10 Holdings by Industry *	% of Net Assets
Equity	35.7%
Fixed Income	34.9%
Alternative	12.6%
Commodity	2.1%
Mixed Allocation	1.3%
Specialty	0.6%
Other/Cash & Equivalents	12.8%
100.0%

* Does not include derivative holdings

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Income Opportunities Fund (Formerly,Easterly Structured Credit Value Fund)
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for each of the periods ended May 31, 2022, compared to its benchmarks:

				Annualized
	Six Month	1 Year Return	3 Year Return	Since Inception*
Class A	(3.60)%	(2.50)%	5.71%	6.63%
Class A With Load	(5.53)%	(4.44)%	3.64%	4.97%
Class C	(3.94)%	(3.17)%	4.93%	5.48%
Class I	(3.47)%	(2.21)%	5.98%	6.34%
Class R6	(3.33)%	(1.91)%	6.37%	6.73%
Bloomberg Barclays US Aggregate Bond Index(a)	(9.15)%	(8.22)%	0.00%	1.50%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1 ,2022, is 1.76%, 2.51%, 1.51%%, and 1.14% for the A, C, I and R6 Classes, respectively.

(a)	The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

*	Inception date is August 21, 2018.

Top 10 Holdings by Industry *	% of Net Assets
Collateralized Mortgage Obligations	31.9%
Non Agency CMBS	16.0%
U.S. Treasury Bills	7.9%
CLO	5.2%
CDO	5.2%
Institutional Financial Services	4.0%
Specialty Finance	3.9%
Banking	3.8%
Residential Mortgage	2.9%
Home Equity	2.7%
Other/Cash & Equivalents	16.5%
100.0%

* Does not include derivative holdings

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0%
	ALTERNATIVE - 0.6%
31	AlphaClone Alternative Alpha ETF(a)	$1,875
92	First Trust Managed Futures Strategy Fund	4,737
		6,612
	COMMODITY - 0.8%
66	KraneShares Global Carbon Strategy ETF	3,245
32	SPDR Gold Shares(a)	5,477
		8,722
	EQUITY - 63.5%
39	AdvisorShares Dorsey Wright ADR ETF	2,212
231	AdvisorShares Pure Cannabis ETF	1,601
59	AdvisorShares STAR Global Buy-Write ETF	2,175
36	Alerian MLP ETF	1,451
124	ALPS Medical Breakthroughs ETF(a)	3,184
7	ARK Innovation ETF	309
59	Capital Link Global Green Energy Transport and	2,098
91	Columbia India Consumer ETF	4,598
2	Consumer Discretionary Select Sector SPDR Fund	309
56	Energy Select Sector SPDR Fund	4,883
156	ETFMG Travel Tech ETF(a)	3,212
167	First Trust DJ Global Select Dividend Index Fund	4,138
11	First Trust Dow Jones Internet Index Fund(a)	1,538
237	First Trust Financial AlphaDEX Fund	10,345
86	First Trust Global Wind Energy ETF	1,599
195	First Trust MultiCap Growth AlphaDEX Fund	19,777
315	First Trust Small Cap Growth AlphaDEX Fund	18,717
405	FlexShares Morningstar Emerging Markets Factor	21,663
231	Global X MSCI China Consumer Discretionary ETF(a)	4,724
157	Global X MSCI Nigeria ETF	1,495
26	Global X Uranium ETF	570
148	Goldman Sachs Hedge Industry VIP ETF(a)	11,568
14	Invesco DWA Consumer Cyclicals Momentum ETF	954
70	Invesco KBW Bank ETF	4,207
377	Invesco S&P 500 Equal Weight ETF, N	56,148
117	Invesco S&P 500 Pure Value ETF	9,953

See accompanying notes to consolidated financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0% (Continued)
	EQUITY - 63.5% (Continued)
639	Invesco S&P SmallCap Energy ETF	$7,240
150	Invesco S&P SmallCap Health Care ETF(a)	20,838
61	Invesco S&P SmallCap Information Technology ETF(a)	7,698
5	Invesco S&P SmallCap Utilities & Communication Services ETF	305
21	Invesco Water Resources ETF	1,030
206	iShares Biotechnology ETF	24,034
7	iShares China Large-Cap ETF	223
30	iShares Core S&P/TSX Capped Composite Index ETF	785
2	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	19
10	iShares Expanded Tech-Software Sector ETF(a)	2,859
71	iShares Latin America 40 ETF	2,019
108	iShares Micro-Cap ETF	12,450
46	iShares MSCI Brazil ETF	1,622
137	iShares MSCI China Small-Cap ETF	5,113
72	iShares MSCI Emerging Markets Small-Cap ETF	3,835
654	iShares MSCI Frontier and Select EM ETF	19,574
5	iShares MSCI Germany Small-Cap ETF	337
274	iShares MSCI India Small-Cap ETF	14,177
136	iShares MSCI Indonesia ETF	3,397
6	iShares MSCI Ireland ETF	285
180	iShares MSCI Japan ETF	10,368
12	iShares MSCI Japan Small-Cap ETF	778
27	iShares MSCI Taiwan ETF	1,541
20	iShares MSCI Thailand ETF	1,517
409	iShares MSCI UAE ETF	7,096
6	iShares MSCI United Kingdom ETF	199
221	iShares MSCI United Kingdom Small-Cap ETF	7,998
62	iShares Russell 1000 Growth ETF	14,767
291	iShares Russell 1000 Value ETF	46,424
6	iShares Russell 2000 ETF	1,112
128	iShares Russell 2000 Growth ETF	28,220
467	iShares Russell 2000 Value ETF	70,840
130	iShares Russell Mid-Cap Growth ETF	11,148
361	iShares Russell Mid-Cap Value ETF	41,363

See accompanying notes to consolidated financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0% (Continued)
	EQUITY - 63.5% (Continued)
328	iShares S&P/TSX SmallCap Index ETF	$5,098
303	iShares STOXX Europe 600 Travel & Leisure UCITS(a)	6,137
26	iShares U.S. Healthcare Providers ETF	6,853
6	iShares US Financials ETF	471
5	iShares US Pharmaceuticals ETF	972
247	KraneShares CSI China Internet ETF	7,195
78	Materials Select Sector SPDR Fund	6,710
73	SPDR FactSet Innovative Technology ETF(a)	8,618
17	SPDR S&P 500 ETF Trust	7,020
144	SPDR S&P Emerging Asia Pacific ETF	15,067
48	SPDR S&P Oil & Gas Exploration & Production ETF	7,422
16	SPDR S&P Regional Banking ETF	1,028
102	SPDR S&P Retail ETF	6,748
239	VanEck Africa Index ETF	4,541
194	VanEck Brazil Small-Cap ETF	3,496
391	VanEck ChiNext ETF	12,986
77	VanEck Egypt Index ETF	1,503
5	VanEck Israel ETF	203
304	VanEck Russia ETF	97
112	VanEck Russia Small-Cap ETF	75
182	VanEck Vietnam ETF	2,919
282	Vanguard FTSE Emerging Markets ETF	12,306
125	Vanguard Total World Stock ETF	11,694
22	Wedbush ETFMG Video Game Tech ETF	1,480
120	WisdomTree Emerging Markets SmallCap Dividend Fund	6,006
24	WisdomTree Europe SmallCap Dividend Fund	1,551
245	WisdomTree Japan Hedged SmallCap Equity Fund	10,457
434	Xtrackers Harvest CSI 300 China A-Shares ETF	13,393
218	Xtrackers MSCI All China Equity ETF	6,821
		733,506
	FIXED INCOME - 2.0%
13	iShares iBoxx $ High Yield Corporate Bond ETF	1,034
63	iShares Preferred & Income Securities ETF	2,189

See accompanying notes to consolidated financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0% (Continued)
	FIXED INCOME - 2.0% (Continued)
292	SPDR Bloomberg Convertible Securities ETF	$20,069
		23,292
	SPECIALTY - 0.1%
29	ProShares Short VIX Short-Term Futures ETF(a)	1,451

	TOTAL EXCHANGE-TRADED FUNDS (Cost $890,722)	773,583

	EXCHANGE-TRADED NOTES — 0.0%(b)
	SPECIALTY - 0.0%(b)
6	iPath Series B S&P 500 VIX Short-Term Futures ETN(a) (Cost $122)	136

	OPEN END FUNDS — 21.0%
	FIXED INCOME - 21.0%
23,153	Easterly Income Opportunities Fund, Class R6(c) (Cost $258,956)	241,953

	TOTAL INVESTMENTS – 88.0% (Cost $1,149,800)	$1,015,672
	OTHER ASSETS LESS LIABILITIES – 12.0%	138,755
	NET ASSETS - 100.0%	$1,154,427

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated issuer.

See accompanying notes to consolidated financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	06/22/2022	Brown Brothers Harriman	8,621	$436	$8
				$436	$8

To Sell:
Australian Dollar	06/22/2022	Brown Brothers Harriman	2,604	$1,869	$(49)
British Pound	06/22/2022	Brown Brothers Harriman	10,890	13,725	(259)
Canadian Dollar	06/22/2022	Brown Brothers Harriman	8,359	6,607	(102)
Euro	06/22/2022	Brown Brothers Harriman	38,010	40,841	(941)
Japanese Yen	06/22/2022	Brown Brothers Harriman	2,098,130	16,314	83
				$79,356	$(1,268)

Total					$(1,260)

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5%
	ALTERNATIVE - 4.7%
427	AlphaClone Alternative Alpha ETF(a)	$25,825
2,071	First Trust Managed Futures Strategy Fund	106,636
4,882	iMGP DBi Managed Futures Strategy ETF	152,855
6,513	IQ Merger Arbitrage ETF(a)	205,746
20,150	ProShares Merger ETF	813,455
		1,304,517
	COMMODITY - 2.1%
7	Invesco DB Agriculture Fund(a)	154
92	Invesco Optimum Yield Diversified Commodity	1,795
1,333	iShares Gold Trust(a),(b)	46,482
8,081	iShares S&P GSCI Commodity Indexed Trust(a),(b)	202,348
924	KraneShares Global Carbon Strategy ETF	45,433
1,249	ProShares UltraShort Bloomberg Crude Oil(a)	26,212
737	SPDR Gold Shares(a),(b)	126,130
2,154	United States Commodity Index Fund(a)	128,852
460	United States Natural Gas Fund, L.P.(a)	12,839
		590,245
	EQUITY - 35.7%
412	AdvisorShares Dorsey Wright ADR ETF	23,365
2,720	AdvisorShares Pure Cannabis ETF	18,850
708	AdvisorShares STAR Global Buy-Write ETF	26,104
1,936	Alerian MLP ETF	78,021
545	Capital Link Global Green Energy Transport and Technology Leaders ETF	19,378
1,068	Columbia India Consumer ETF	53,966
38	Consumer Discretionary Select Sector SPDR Fund	5,873
2,443	Core Alternative ETF	74,292
37	Direxion NASDAQ-100 Equal Weighted Index Shares	2,535
1,416	Energy Select Sector SPDR Fund	123,475
23	ETFMG Alternative Harvest ETF	166
1,862	ETFMG Travel Tech ETF(a)	38,339
1,991	First Trust DJ Global Select Dividend Index Fund	49,337
128	First Trust Dow Jones Internet Index Fund(a)	17,893
3,793	First Trust Financial AlphaDEX Fund	165,564
1,201	First Trust Global Wind Energy ETF	22,327

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5% (Continued)
	EQUITY - 35.7% (Continued)
2,219	First Trust MultiCap Growth AlphaDEX Fund	$225,051
3,504	First Trust Small Cap Growth AlphaDEX Fund	208,208
4,316	FlexShares Morningstar Emerging Markets Factor	230,863
4,487	Global SuperDividend US ETF	94,653
1,782	Global X MSCI Argentina ETF	54,966
2,757	Global X MSCI China Consumer Discretionary ETF(a)	56,381
3,226	Global X MSCI Nigeria ETF	30,712
997	Global X MSCI Norway ETF	30,219
279	Global X Uranium ETF	6,121
1,677	Goldman Sachs Hedge Industry VIP ETF(a)	131,079
212	Invesco DWA Consumer Cyclicals Momentum ETF	14,446
304	Invesco DWA Energy Momentum ETF	14,759
372	Invesco DWA Financial Momentum ETF	16,316
136	Invesco DWA SmallCap Momentum ETF	10,924
707	Invesco FTSE RAFI Canadian Fundamental Index	20,440
828	Invesco KBW Bank ETF	49,763
904	Invesco KBW High Dividend Yield Financial ETF	16,444
166	Invesco KBW Property & Casualty ETF	14,127
6,104	Invesco S&P 500 BuyWrite ETF	130,320
3,644	Invesco S&P 500 Downside Hedge ETF	125,244
1,398	Invesco S&P 500 Pure Value ETF	118,928
18,373	Invesco S&P SmallCap Energy ETF	208,166
1,689	Invesco S&P SmallCap Health Care ETF(a)	234,636
650	Invesco S&P SmallCap Information Technology ETF(a)	82,030
22	Invesco S&P SmallCap Utilities & Communication Services ETF	1,340
31	Invesco Solar ETF(a)	2,204
244	Invesco Water Resources ETF	11,966
311	IQ US Real Estate Small Cap ETF	7,467
2,461	iShares Biotechnology ETF	287,124
51	iShares China Large-Cap ETF	1,625
318	iShares Core S&P/TSX Capped Composite Index ETF	8,326
31	iShares Currency Hedged MSCI EAFE ETF	1,046
1,382	iShares Dow Jones Asia Pacific Select Dividend 50 UCIT ETF	36,690
24	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	225

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5% (Continued)
	EQUITY - 35.7% (Continued)
194	iShares EURO STOXX Mid UCITS ETF	$13,436
80	iShares Expanded Tech-Software Sector ETF(a)	22,870
28	iShares Exponential Technologies ETF	1,457
49	iShares Global Clean Energy ETF	974
316	iShares Global Materials ETF	28,251
9	iShares Global Timber & Forestry ETF	801
863	iShares Latin America 40 ETF	24,535
2,001	iShares Micro-Cap ETF	230,675
667	iShares Mortgage Real Estate ETF	20,437
315	iShares MSCI All Country Asia ex Japan ETF	22,582
1,318	iShares MSCI Australia ETF	32,528
559	iShares MSCI Brazil ETF	19,705
2,030	iShares MSCI China Small-Cap ETF	75,760
650	iShares MSCI Emerging Markets Small-Cap ETF	34,626
7,797	iShares MSCI Frontier and Select EM ETF	233,364
486	iShares MSCI Global Multifactor ETF	16,833
322	iShares MSCI Hong Kong ETF	7,139
220	iShares MSCI India ETF	9,115
2,884	iShares MSCI India Small-Cap ETF	149,218
1,373	iShares MSCI Indonesia ETF	34,298
5	iShares MSCI Ireland ETF	238
3,935	iShares MSCI Japan ETF	226,656
691	iShares MSCI Japan Small-Cap ETF	44,811
17	iShares MSCI Mexico ETF	885
30	iShares MSCI Philippines ETF	881
363	iShares MSCI Taiwan ETF	20,713
193	iShares MSCI Thailand ETF	14,641
4,357	iShares MSCI UAE ETF	75,594
59	iShares MSCI United Kingdom ETF	1,957
2,446	iShares MSCI United Kingdom Small-Cap ETF	88,518
744	iShares Russell 1000 Growth ETF	177,206
3,629	iShares Russell 1000 Value ETF	578,933
1,014	iShares Russell 2000 ETF	187,904
1,559	iShares Russell 2000 Growth ETF	343,712

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5% (Continued)
	EQUITY - 35.7% (Continued)
6,629	iShares Russell 2000 Value ETF	$1,005,552
1,568	iShares Russell Mid-Cap Growth ETF	134,456
5,232	iShares Russell Mid-Cap Value ETF	599,482
320	iShares S&P Mid-Cap 400 Growth ETF	22,717
2,978	iShares S&P/TSX Capped Materials Index ETF	45,955
368	iShares S&P/TSX Global Gold Index ETF	5,370
3,847	iShares S&P/TSX SmallCap Index ETF	59,791
233	iShares STOXX Europe 600 Basic Resources UCITS ETF	17,811
143	iShares STOXX Europe 600 Insurance UCITS ETF	4,842
3,606	iShares STOXX Europe 600 Travel & Leisure UCITS(a)	73,041
117	iShares STOXX Europe 600 Utilities UCITS ETF	4,965
298	iShares U.S. Healthcare Providers ETF	78,550
76	iShares US Financials ETF	5,961
21	iShares US Pharmaceuticals ETF	4,083
2,833	KraneShares CSI China Internet ETF	82,525
953	Materials Select Sector SPDR Fund	81,987
25	SPDR Dow Jones Global Real Estate ETF	1,217
729	SPDR FactSet Innovative Technology ETF(a)	86,064
1,531	SPDR S&P Emerging Asia Pacific ETF	160,189
64	SPDR S&P Insurance ETF	2,564
614	SPDR S&P Metals & Mining ETF	32,929
559	SPDR S&P Oil & Gas Exploration & Production ETF	86,438
376	SPDR S&P Regional Banking ETF	24,166
1,426	SPDR S&P Retail ETF	94,344
2,542	VanEck Africa Index ETF	48,298
2,493	VanEck Brazil Small-Cap ETF	44,924
4,162	VanEck ChiNext ETF	138,233
822	VanEck Egypt Index ETF	16,050
1,206	VanEck Mortgage REIT Income ETF	18,922
6,095	VanEck Russia ETF	1,944
1,504	VanEck Russia Small-Cap ETF	1,012
2,175	VanEck Vietnam ETF	34,887
70	Vanguard FTSE Canadian High Dividend Yield Index	2,561
5,413	Vanguard FTSE Emerging Markets ETF	236,223

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5% (Continued)
	EQUITY - 35.7% (Continued)
1,515	Vanguard Total World Stock ETF	$141,728
1,819	VictoryShares US EQ Income Enhanced Volatility Weighted ETF	130,641
230	Wedbush ETFMG Video Game Tech ETF	15,473
1,426	WisdomTree Emerging Markets SmallCap Dividend Fund	71,371
348	WisdomTree Europe SmallCap Dividend Fund	22,496
3,502	WisdomTree Japan Hedged SmallCap Equity Fund	149,465
5,803	Xtrackers Harvest CSI 300 China A-Shares ETF	179,081
2,838	Xtrackers MSCI All China Equity ETF	88,803
		10,000,658
	FIXED INCOME - 26.2%
1,430	BlackRock Ultra Short-Term Bond ETF	71,700
33,942	CI Canadian Convertible Bond ETF	266,704
91	First Trust Emerging Markets Local Currency Bond ETF	2,583
1,538	First Trust Municipal High Income ETF	75,593
37,093	First Trust Senior Loan ETF	1,678,829
285	Global X SuperIncome Preferred ETF	3,052
28,291	High Yield ETF	787,763
3,239	Highland/iBoxx Senior Loan ETF	48,812
12	Invesco Financial Preferred ETF	194
58,090	Invesco Global Short Term High Yield Bond ETF	1,144,373
83	Invesco Senior Loan ETF	1,749
1,451	Invesco Variable Rate Preferred ETF	33,750
2,828	iShares 0-5 Year TIPS Bond ETF	294,338
132	iShares 7-10 Year Treasury Bond ETF	13,638
2,571	iShares Agency Bond ETF	285,227
13,769	iShares Barclays USD Asia High Yield Bond Index ETF	98,861
18	iShares Convertible Bond ETF	1,326
467	iShares Floating Rate Bond ETF	23,523
3,579	iShares iBoxx $ High Yield Corporate Bond ETF	284,531
1,019	iShares JP Morgan EM Corporate Bond ETF	45,559
2,601	iShares JP Morgan USD Emerging Markets Bond ETF	237,341
1,186	iShares Preferred & Income Securities ETF	41,214
9,665	ProShares Short 20+ Year Treasury(a)	191,947
17,599	SPDR Blackstone Senior Loan ETF	757,109

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5% (Continued)
	FIXED INCOME - 26.2% (Continued)
5,468	SPDR Bloomberg Convertible Securities ETF	$375,816
6,211	SPDR Bloomberg Euro High Yield Bond UCITS ETF	344,675
156	SPDR Bloomberg High Yield Bond ETF	15,385
100	SPDR Doubleline Total Return Tactical ETF	4,310
3,676	VanEck Emerging Markets High Yield Bond ETF	69,881
2,014	VanEck Fallen Angel High Yield Bond ETF	58,587
147	VanEck International High Yield Bond ETF	3,060
109	VanEck J. P. Morgan EM Local Currency Bond ETF	2,796
955	Vanguard Long-Term Treasury ETF	68,063
121	Vanguard Total International Bond ETF	6,104
635	WisdomTree Interest Rate Hedged High Yield Bond	13,557
		7,351,950
	MIXED ALLOCATION - 1.3%
1,799	First Trust Dorsey Wright Dynamic Focus 5 ETF	65,951
9,468	SPDR SSgA Multi-Asset Real Return ETF	297,106
		363,057
	SPECIALTY - 0.5%
580	Invesco DB US Dollar Index Bullish Fund(a)	15,782
4,823	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	131,282
		147,064

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,954,239)	19,757,491

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.0%(c)
82	iPath Series B Bloomberg Coffee Subindex Total Return ETN(a),(b)	5,193

	SPECIALTY - 0.1%
1,617	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	36,480

	TOTAL EXCHANGE-TRADED NOTES (Cost $46,432)	41,673

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 16.6%
	ALTERNATIVE - 7.9%
5,945	AQR Managed Futures Strategy Fund, Class I	$54,756
131,970	Easterly Hedged Equity Fund, Class R6 (d)	1,380,405
72,508	Kellner Merger Fund, Institutional Class	770,037
625	Merger Fund (The), Class V	10,748
		2,215,946
	FIXED INCOME - 8.7%
233,823	Easterly Income Opportunities Fund, Class R6(d)	2,443,455

	TOTAL OPEN END FUNDS (Cost $4,936,371)	4,659,401

	TOTAL INVESTMENTS – 87.2% (Cost $26,937,042)	$24,458,565
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	3,561,650
	NET ASSETS - 100.0%	$28,020,215

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	06/22/2022	Brown Brothers Harriman	4,303	$218	$4
				$218	$4

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	06/22/2022	Brown Brothers Harriman	96,666	$69,383	$(1,839)
British Pound	06/22/2022	Brown Brothers Harriman	144,497	182,108	(3,429)
Canadian Dollar	06/22/2022	Brown Brothers Harriman	595,846	470,994	(7,324)
Euro	06/22/2022	Brown Brothers Harriman	1,065,612	1,145,002	(26,384)
Japanese Yen	06/22/2022	Brown Brothers Harriman	28,616,662	222,505	1,129
Swiss Franc	06/22/2022	Brown Brothers Harriman	6,774	7,069	(191)
				$2,097,061	$(38,038)

Total					$(38,034)

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the ETHCF Ltd.

(c)	Percentage rounds to less than 0.1%.

(d)	Affiliated issuer.

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

	TOTAL RETURN SWAP - 0.0%
Notional Amount	Description and Payment Frequency	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Appreciation/ (Depreciation)
578,999	Monthly - S&P 500 Equal Weighted Index	101	Goldman Sachs	5/22/2023	Pay	0.7800	$—
							$—

Unrealized Appreciation/ (Depreciation)
TOTAL RETURN SWAP - 0.9%
The Deutsche Bank Total Return Swap with a payment frequency of maturity, provides exposure to the daily, total returns of the Easterly Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 58,245 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The Easterly Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The Easterly Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the Easterly Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Easterly Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and expires on July 30, 2024. (Notional Value $6,487,613)	$246,676
$246,676
TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy with a quarterly payment frequency, is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk . The number of shares is 7,713 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 8, 2023. (Notional Value $576,047)	$6,006
$6,006
TOTAL RETURN SWAP - (0.0) %
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) with an annual payment frequency, is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly . The GS i-Select Index is actively managed by Easterly . The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index.The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 8, 2023. (Notional Value $1,875,677)	$(11,958)
$(11,958)
TOTAL RETURN SWAP - (0.1) %
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy with a quarterly payment frequency, attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility . The number of shares is 8,739 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 8, 2023. (Notional Value $575,375)	$(15,798)
$(15,798)
TOTAL RETURN SWAP - 0.1%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy with a quarterly payment frequency, is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 9,695 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 30, 2021 and expires on February 8, 2023. (Notional Value $611,616)	$20,844
$20,844
TOTAL RETURN SWAP - (0.0) %
The Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy (“GS Credit Vol Carry”) with a quarterly payment frequency, is designed to harvest the volatility risk premium in credit markets via the HYG ETF. The strategy sells 3x levered ATM calls and puts on the HYG ETF and also buys back 3x levered 5 and 10 delta puts. The delta is hedged intraday every 30 minutes. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 1,381. (Notional Value $694,000)	$(7,998)
$(7,998)
TOTAL RETURN SWAP - (0.1) %
The Goldman Sachs Volatility Carry US Series 107 Excess Return Strategy (“GS Eq Intra-Weekly Vol Carry”) with a quarterly payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells ultra-short dated put options (~2 days maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 1,264. (Notional Value $553,000)	$(13,228)
$(13,228)
TOTAL RETURN SWAP - (0.0) %
The Goldman Sachs Volatility Carry US Series 97 Excess Return Strategy (“GS Eq Weekly Vol Carry”) with an annual payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells short dated put options (~1 week maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on March 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 820. (Notional Value $421,000)	$(7,506)
$(7,506)

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Easterly Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at May 31, 2022	Value and Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
3	10 year Italian Bond	9/8/2022	417,945	$(11,611)	(4.71)%
1	E-Mini S&P 500	9/16/2022	228,043	14	0.01%
				(11,597)

Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at May 31, 2022	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain
(6)	EUR/USD	9/19/2022	798,232	19,358	7.85%
(6)	AUD/USD	9/19/2022	414,603	17,811	7.22%
(3)	Euro-BOBL	9/8/2022	331,396	437	0.18%
(4)	3 year Australian Treasury Bond	9/15/2022	296,336	(2,114)	(0.86)%
(2)	Euro-BUND	9/8/2022	288,495	(6,211)	(2.52)%
(1)	Eurodollar	6/19/2023	286,096	649	0.26%
(1)	SOFR 3month Futures	6/20/2023	243,543	(522)	(0.21)%
(1)	3 Month SONIA Index Futures	6/20/2023	237,890	(772)	(0.31)%
1	E-Mini S&P 500	9/16/2022	228,043	14	0.01%
(1)	SOFR 3month Futures	6/18/2024	208,689	(1,481)	(0.60)%
(1)	Three Month Canadian Bankers Acceptance Future	3/13/2023	208,082	(761)	(0.31)%
(2)	2 year Euro-Schatz	9/8/2022	195,459	(866)	(0.35)%
(2)	JPY/USD	9/19/2022	190,803	3,846	1.56%
(1)	3 month Euro (EURIBOR)	12/18/2023	180,621	(806)	(0.33)%
(1)	3 Month SONIA Index Futures	9/19/2023	179,035	(818)	(0.33)%
				27,764

	TOTAL FUTURES CONTRACTS			$16,167

PURCHASED CALL OPTIONS*
Description	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value	Percentage of Total Return Swap Unrealized Gain
CNH/USD	Deutsche Bank	378,220	6.95	1/5/2023	$2,029	0.82%
USD/EUR	Deutsche Bank	188,223	1.19	7/19/2022	—	0.00%
USD/EUR	Deutsche Bank	186,132	1.18	8/2/2022	—	0.00%
					2,029

FORWARD CURRENCY CONTRACTS +*
Units to Receive/Deliver		In Exchange For		Counterparty	Settlement Date	US Dollar Value	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
To Buy:
224,837	USD	217,202	EUR	Deutsche Bank	6/30/2022	224,396	7,193	2.92%
231,193,715	KRO	179,826	USD	Deutsche Bank	7/8/2022	180,652	826	0.33%
14,356,262	INO	185,218	USD	Deutsche Bank	7/11/2022	188,645	3,427	1.39%
2,668,513	CNH	398,137	USD	Deutsche Bank	7/14/2022	397,665	(471)	(0.19)%
8,535,940	TWO	289,923	USD	Deutsche Bank	7/21/2022	292,400	2,478	1.00%
228,201	USD	221,236	EUR	Deutsche Bank	7/21/2022	224,453	3,217	1.30%
1,405,602	CNH	208,774	USD	Deutsche Bank	7/25/2022	207,612	(1,161)	(0.47)%
194,327	USD	279,173	AUD	Deutsche Bank	7/29/2022	279,161	(12)	(0.00)%
14,851,678	PHO	278,946	USD	Deutsche Bank	7/29/2022	288,113	9,167	3.72%
121,574	USD	193,786	NZD	Deutsche Bank	7/29/2022	193,380	(406)	(0.16)%
7,746,028	HKD	989,030	USD	Deutsche Bank	8/8/2022	989,030	—	0.00%
2,744,310,263	IDO	187,709	USD	Deutsche Bank	8/18/2022	191,028	3,318	1.35%
231,423,243	KRO	189,107	USD	Deutsche Bank	10/20/2022	199,366	10,259	4.16%
446,111,938	KRO	400,225	USD	Deutsche Bank	10/27/2022	455,326	55,101	22.34%
426,628,504	KRO	365,945	USD	Deutsche Bank	11/1/2022	401,876	35,931	14.57%
465,998,344	KRO	361,283	USD	Deutsche Bank	11/28/2022	362,006	723	0.29%
6,317,506	HKD	809,218	USD	Deutsche Bank	3/10/2023	809,163	(55)	(0.02)%
14,049,831	HKD	1,798,263	USD	Deutsche Bank	6/2/2023	1,796,782	(1,482)	(0.60)%
							128,053
To Sell:
230,478,007	KRO	(179,826)	USD	Deutsche Bank	6/30/2022	179,095	(731)	(0.30)%
24,315,751	JPY	(187,325)	USD	Deutsche Bank	7/6/2022	178,939	(8,386)	(3.40)%
446,096,620	KRO	(401,372)	USD	Deutsche Bank	7/27/2022	343,718	(57,654)	(23.37)%
355,544	USD	(334,931)	EUR	Deutsche Bank	7/29/2022	334,910	(21)	(0.01)%
391,598,992	KRO	(304,690)	USD	Deutsche Bank	7/29/2022	301,699	(2,991)	(1.21)%
424,675,927	KRO	(364,820)	USD	Deutsche Bank	8/1/2022	327,241	(37,579)	(15.23)%
467,436,954	KRO	(359,658)	USD	Deutsche Bank	8/29/2022	360,421	763	0.31%
14,083,279	HKD	(1,798,290)	USD	Deutsche Bank	8/31/2022	1,798,290	—	0.00%
14,076,805	HKD	(1,798,290)	USD	Deutsche Bank	9/2/2022	1,798,290	—	0.00%
7,730,815	HKD	(989,045)	USD	Deutsche Bank	11/7/2022	988,883	(161)	(0.07)%
6,323,297	HKD	(809,224)	USD	Deutsche Bank	12/12/2022	809,224	—	0.00%
230,957,087	KRO	(189,110)	USD	Deutsche Bank	1/20/2023	179,227	(9,882)	(4.01)%
							(116,642)

	TOTAL FORWARD CURRENCY CONTRACTS

All Other Investments							217,069
Total Unrealized Appreciation of Swap							$246,676

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi

EUR - Euro

HKD - Hong Kong Dollar

IDO - Indonesian Rupiah

JPY - Japanese Yen

KRO - South Korean Won

PHO - Phillipine Peso

USD - U.S. Dollar

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS
Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2022	Expiration	Exercise Price	Fair Value
19	S&P 500 Index	Goldman Sachs	79,059	6/17/2022	$3,910	$2,219
5	S&P 500 Index	Goldman Sachs	21,900	7/15/2022	$3,915	1,691
7	S&P 500 Index	Goldman Sachs	29,730	6/17/2022	$3,930	1,109
3	S&P 500 Index	Goldman Sachs	13,710	8/19/2022	$3,930	708
6	S&P 500 Index	Goldman Sachs	25,932	6/17/2022	$3,940	938
6	S&P 500 Index	Goldman Sachs	25,028	6/17/2022	$3,945	560
7	S&P 500 Index	Goldman Sachs	27,320	6/17/2022	$3,950	491
5	S&P 500 Index	Goldman Sachs	18,973	7/15/2022	$3,960	1,757
2	S&P 500 Index	Goldman Sachs	9,700	8/19/2022	$3,970	1,211
7	S&P 500 Index	Goldman Sachs	30,705	6/17/2022	$3,980	304
6	S&P 500 Index	Goldman Sachs	23,003	6/17/2022	$3,985	755
3	S&P 500 Index	Goldman Sachs	11,289	7/15/2022	$3,990	395
3	S&P 500 Index	Goldman Sachs	11,885	7/15/2022	$3,995	568
6	S&P 500 Index	Goldman Sachs	22,806	6/17/2022	$4,005	1,211
6	S&P 500 Index	Goldman Sachs	23,663	6/17/2022	$4,010	304
7	S&P 500 Index	Goldman Sachs	27,065	6/17/2022	$4,015	755
3	S&P 500 Index	Goldman Sachs	13,927	7/15/2022	$4,025	395
6	S&P 500 Index	Goldman Sachs	26,115	6/17/2022	$4,035	568
4	S&P 500 Index	Goldman Sachs	16,524	6/17/2022	$4,065	564
2	S&P 500 Index	Goldman Sachs	10,032	7/15/2022	$4,070	349
7	S&P 500 Index	Goldman Sachs	27,330	6/17/2022	$4,095	373
5	S&P 500 Index	Goldman Sachs	20,992	6/17/2022	$4,135	129
3	S&P 500 Index	Goldman Sachs	12,660	6/17/2022	$4,145	307
3	S&P 500 Index	Goldman Sachs	13,141	6/17/2022	$4,160	332
7	S&P 500 Index	Goldman Sachs	30,691	6/17/2022	$4,165	207
3	S&P 500 Index	Goldman Sachs	13,456	7/15/2022	$4,170	278
4	S&P 500 Index	Goldman Sachs	18,248	6/17/2022	$4,185	161
3	S&P 500 Index	Goldman Sachs	13,959	6/17/2022	$4,190	84
4	S&P 500 Index	Goldman Sachs	14,762	6/17/2022	$4,195	141
2	S&P 500 Index	Goldman Sachs	9,315	6/17/2022	$4,200	101
3	S&P 500 Index	Goldman Sachs	11,495	7/15/2022	$4,200	16
5	S&P 500 Index	Goldman Sachs	22,017	6/17/2022	$4,285	27
4	S&P 500 Index	Goldman Sachs	15,159	6/17/2022	$4,300	22
8	S&P 500 Index	Goldman Sachs	34,912	6/17/2022	$4,305	14
3	S&P 500 Index	Goldman Sachs	11,107	7/15/2022	$4,320	12
4	S&P 500 Index	Goldman Sachs	16,819	6/17/2022	$4,400	1,160
3	S&P 500 Index	Goldman Sachs	10,784	6/17/2022	$4,405	1,104
3	S&P 500 Index	Goldman Sachs	10,630	6/17/2022	$4,410	528
3	S&P 500 Index	Goldman Sachs	14,208	7/15/2022	$4,410	906
3	S&P 500 Index	Goldman Sachs	14,399	6/17/2022	$4,425	370
2	S&P 500 Index	Goldman Sachs	9,850	6/17/2022	$4,465	329
4	S&P 500 Index	Goldman Sachs	15,569	6/17/2022	$4,470	266
3	S&P 500 Index	Goldman Sachs	12,157	6/17/2022	$4,475	263
3	S&P 500 Index	Goldman Sachs	10,740	7/15/2022	$4,475	180
2	S&P 500 Index	Goldman Sachs	7,953	6/17/2022	$4,490	225
2	S&P 500 Index	Goldman Sachs	8,173	6/17/2022	$4,500	637
2	S&P 500 Index	Goldman Sachs	8,026	6/17/2022	$4,510	472
						25,496

WRITTEN CALL OPTIONS
Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2022	Expiration	Exercise Price	Fair Value
197	Cisco Systems, Inc.	Goldman Sachs	8,879	6/17/2022	$50	5
51	Pepsi Co., Inc.	Goldman Sachs	8,499	6/17/2022	$170	91
50	Zoetis, Inc.	Goldman Sachs	8,547	6/17/2022	$165	406
						502

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at May 31, 2022
4	Australian Equity Futures Rolling Strategy Excess Return Index	6/16/2022	25,359
0	5-year Treasury Future Exchange Close Index N1 Class B	9/30/2022	25,046
0	5-year Bobl Future Exchange Close Index N1 Class B	6/8/2022	22,137
0	S&P GSCI Unleaded Gasoline (ER)	6/30/2022	19,761
0	S&P GSCI Aluminum 3 Month Forward (ER)	11/14/2022	21,877
0	S&P GSCI Aluminum 3 Month Forward (ER)	10/17/2022	17,883
1	S&P GSCI Coffee 3 Month Forward (ER)	12/19/2022	46,407
0	S&P GSCI Coffee 6 Month Forward (ER)	3/21/2023	17,170
1	S&P GSCI Corn 3 Month Forward (ER)	12/14/2022	22,127
3	UK Equity Futures Rolling Strategy Index	6/17/2022	19,828

Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at May 31, 2022
0	10-year Bund Future	9/8/2022	36,602
2	2-year Treasury Future	9/30/2022	394,929
0	S&P GSCI Aluminum	8/15/2022	21,082
0	S&P GSCI Coffee	7/19/2022	20,431
0	S&P GSCI Coffee	9/20/2022	24,992
0	S&P GSCI Copper 3 Month Forward (ER)	11/14/2022	16,863
1	10-year Australian Treasury Future	6/15/2022	101,255
0	10-year BTP Future	9/8/2022	34,546
0	10-year Canadian Government Bond Future	9/20/2022	45,922
0	10-year OAT Future	9/8/2022	44,208
0	10-year Treasury Future	9/21/2022	46,497
0	2-year Schatz Future	6/8/2022	29,372
1	2-year Schatz Future	9/8/2022	147,349
0	3 Month Sterling (Short Sterling) Future	9/20/2022	81,016
0	3 Month Sterling (Short Sterling) Future	12/20/2022	80,878
0	3 Month Sterling (Short Sterling) Future	9/19/2023	80,678
0	3 Month Sterling (Short Sterling) Future	6/20/2023	80,678
0	3 Month Sterling (Short Sterling) Future	3/14/2023	80,747
0	5-year Bobl Future	9/8/2022	64,081
1	5-year Treasury Future	9/30/2022	138,812
20	Chinese Equity Futures	6/29/2022	18,672
16	Emerging Markets Equity Futures	6/17/2022	16,747
1	Euribor Future	9/19/2022	214,732
1	Euribor Future	12/19/2022	214,333
1	Euribor Future	3/13/2023	213,745
1	Euribor Future	6/19/2023	213,390
1	Euribor Future	9/18/2023	213,172
1	Eurodollar Future	9/19/2023	187,661
1	Eurodollar Future	9/20/2022	188,823
1	Eurodollar Future	6/20/2023	187,637
1	Eurodollar Future	3/14/2023	187,826
1	Eurodollar Future	12/20/2022	188,257
7	Hong Kong Equity Futures	6/29/2022	18,857
0	S&P GSCI Aluminum	7/18/2022	17,198

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Market Value
62	S&P 500 Index	Goldman Sachs	255,944	$3,890	6/3/2022	$55
45	S&P 500 Index	Goldman Sachs	186,965	$3,930	6/3/2022	74
13	S&P 500 Index	Goldman Sachs	52,740	$3,610	6/3/2022	2
13	S&P 500 Index	Goldman Sachs	52,261	$3,780	6/3/2022	4
						135

CREDIT DEFAULT SWAPS
Number of Contracts	Open Credit Default Swaps	Counterparty	Notional Value at May 31, 2022	Expiration	Value
88,710	Markit iTraxx Europe 5 Year Long Mid Total Return Index	Goldman Sachs	88,710	6/20/2027	$752
91,827	Markit CDX.NA.IG 5 Year Long Mid Total Return Index	Goldman Sachs	91,827	6/20/2027	1,054
					1,806

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual value and unrealized appreciation/depreciation.

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
275	S&P 500 Index	Goldman Sachs	1,136,692	$4,160	7/15/2022	$8,017
273	S&P 500 Index	Goldman Sachs	1,126,821	$4,160	6/17/2022	7,978
155	S&P 500 Index	Goldman Sachs	640,849	$4,160	8/19/2022	4,298
40	S&P 500 Index	Goldman Sachs	165,362	$4,160	9/16/2022	1,038
						21,331

PURCHASED CALL OPTIONS
Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
72	S&P 500 Index	Goldman Sachs	298,491	$4,035	6/17/2022	$10,760
49	S&P 500 Index	Goldman Sachs	200,575	$4,040	7/15/2022	9,293
39	S&P 500 Index	Goldman Sachs	163,041	$4,060	7/15/2022	7,030
45	S&P 500 Index	Goldman Sachs	187,068	$4,070	7/15/2022	7,772
32	S&P 500 Index	Goldman Sachs	130,560	$4,075	8/19/2022	6,838
138	S&P 500 Index	Goldman Sachs	572,254	$4,100	6/17/2022	14,605
43	S&P 500 Index	Goldman Sachs	176,492	$4,130	7/15/2022	5,796
39	S&P 500 Index	Goldman Sachs	161,160	$4,140	7/15/2022	5,045
38	S&P 500 Index	Goldman Sachs	158,872	$4,240	6/17/2022	1,491
33	S&P 500 Index	Goldman Sachs	138,170	$4,250	6/17/2022	1,186
29	S&P 500 Index	Goldman Sachs	118,616	$4,260	6/17/2022	927
49	S&P 500 Index	Goldman Sachs	201,042	$4,285	6/17/2022	1,232
36	S&P 500 Index	Goldman Sachs	149,634	$4,290	6/17/2022	877
30	S&P 500 Index	Goldman Sachs	125,227	$4,310	7/15/2022	1,611
						74,463

PURCHASED PUT OPTIONS
Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
64	S&P 500 Index	Goldman Sachs	265,249	$2,000	8/19/2022	$132
63	S&P 500 Index	Goldman Sachs	258,855	$2,000	9/16/2022	252
94	S&P 500 Index	Goldman Sachs	388,714	$2,100	8/19/2022	230
80	S&P 500 Index	Goldman Sachs	331,784	$2,100	7/15/2022	83
64	S&P 500 Index	Goldman Sachs	266,123	$2,100	9/16/2022	304
40	S&P 500 Index	Goldman Sachs	166,494	$2,150	6/17/2022	3
97	S&P 500 Index	Goldman Sachs	399,598	$2,200	7/15/2022	113
74	S&P 500 Index	Goldman Sachs	304,844	$2,200	8/19/2022	218
52	S&P 500 Index	Goldman Sachs	215,469	$2,200	6/17/2022	29
29	S&P 500 Index	Goldman Sachs	119,724	$2,225	6/17/2022	1
136	S&P 500 Index	Goldman Sachs	561,065	$2,300	7/15/2022	182
88	S&P 500 Index	Goldman Sachs	363,696	$2,300	8/19/2022	310
29	S&P 500 Index	Goldman Sachs	120,550	$2,325	6/17/2022	2
29	S&P 500 Index	Goldman Sachs	120,810	$2,350	6/17/2022	2
71	S&P 500 Index	Goldman Sachs	295,353	$2,400	7/15/2022	113
32	S&P 500 Index	Goldman Sachs	133,575	$2,400	6/17/2022	3
39	S&P 500 Index	Goldman Sachs	160,558	$2,450	7/15/2022	48
50	S&P 500 Index	Goldman Sachs	206,456	$2,550	7/15/2022	77
32	S&P 500 Index	Goldman Sachs	133,465	$2,550	6/17/2022	4
39	S&P 500 Index	Goldman Sachs	162,213	$2,650	6/17/2022	6
64	S&P 500 Index	Goldman Sachs	265,935	$2,750	7/15/2022	170
57	S&P 500 Index	Goldman Sachs	235,156	$3,275	6/17/2022	64
						2,346

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
33	S&P 500 Index	Goldman Sachs	134,643	$3,250	9/16/2022	1,128
31	S&P 500 Index	Goldman Sachs	128,194	$3,330	8/19/2022	832
58	S&P 500 Index	Goldman Sachs	239,813	$3,440	7/15/2022	750
30	S&P 500 Index	Goldman Sachs	121,984	$3,565	6/17/2022	98
40	S&P 500 Index	Goldman Sachs	165,445	$3,570	7/15/2022	787
43	S&P 500 Index	Goldman Sachs	177,581	$3,610	8/19/2022	2,215
64	S&P 500 Index	Goldman Sachs	265,935	$3,740	7/15/2022	2,352
69	S&P 500 Index	Goldman Sachs	285,094	$3,890	6/17/2022	1,562
31	S&P 500 Index	Goldman Sachs	126,692	$3,965	6/17/2022	1,090
38	S&P 500 Index	Goldman Sachs	156,290	$3,995	6/17/2022	1,599
						12,413

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
505	S&P 500 Index	Goldman Sachs	2,209,483	$4,385	3/18/2022	$7,762
479	S&P 500 Index	Goldman Sachs	2,094,968	$4,385	4/14/2022	8,318
253	S&P 500 Index	Goldman Sachs	1,108,406	$4,385	5/20/2022	5,317
74	S&P 500 Index	Goldman Sachs	324,981	$4,380	6/17/2022	1,384
						22,781

PURCHASED CALL OPTIONS
Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
73	S&P 500 Index	Goldman Sachs	319,551	$4,300	3/18/2022	$10,614
102	S&P 500 Index	Goldman Sachs	446,798	$4,375	3/18/2022	9,858
93	S&P 500 Index	Goldman Sachs	408,478	$4,420	3/18/2022	6,663
96	S&P 500 Index	Goldman Sachs	421,954	$4,450	3/18/2022	5,461
76	S&P 500 Index	Goldman Sachs	333,977	$4,500	3/18/2022	2,763
58	S&P 500 Index	Goldman Sachs	251,929	$4,575	3/18/2022	901
72	S&P 500 Index	Goldman Sachs	316,082	$4,620	3/18/2022	633
107	S&P 500 Index	Goldman Sachs	467,375	$4,330	4/14/2022	18,151
75	S&P 500 Index	Goldman Sachs	329,407	$4,405	4/14/2022	9,329
64	S&P 500 Index	Goldman Sachs	280,831	$4,445	4/14/2022	6,553
108	S&P 500 Index	Goldman Sachs	473,924	$4,475	4/14/2022	9,448
61	S&P 500 Index	Goldman Sachs	266,381	$4,520	4/14/2022	4,091
69	S&P 500 Index	Goldman Sachs	302,899	$4,360	5/20/2022	13,332
						97,797

PURCHASED PUT OPTIONS
Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
148	S&P 500 Index	Goldman Sachs	645,584	$3,350	3/18/2022	$457
143	S&P 500 Index	Goldman Sachs	625,174	$2,450	3/18/2022	57
141	S&P 500 Index	Goldman Sachs	616,564	$2,875	3/18/2022	165
141	S&P 500 Index	Goldman Sachs	615,217	$3,150	3/18/2022	288
122	S&P 500 Index	Goldman Sachs	532,578	$2,500	3/18/2022	55
76	S&P 500 Index	Goldman Sachs	334,182	$2,300	3/18/2022	20
76	S&P 500 Index	Goldman Sachs	333,130	$2,400	3/18/2022	26
68	S&P 500 Index	Goldman Sachs	295,284	$2,825	3/18/2022	70
238	S&P 500 Index	Goldman Sachs	1,038,996	$2,550	4/14/2022	731
183	S&P 500 Index	Goldman Sachs	800,220	$2,500	4/14/2022	525
139	S&P 500 Index	Goldman Sachs	606,481	$2,750	4/14/2022	579
117	S&P 500 Index	Goldman Sachs	509,769	$2,700	4/14/2022	452
95	S&P 500 Index	Goldman Sachs	417,598	$2,900	4/14/2022	498
86	S&P 500 Index	Goldman Sachs	377,946	$2,650	4/14/2022	311
74	S&P 500 Index	Goldman Sachs	322,277	$2,350	4/14/2022	165
71	S&P 500 Index	Goldman Sachs	310,264	$2,200	4/14/2022	122
163	S&P 500 Index	Goldman Sachs	710,776	$2,200	5/20/2022	773
112	S&P 500 Index	Goldman Sachs	490,954	$2,300	5/20/2022	616
100	S&P 500 Index	Goldman Sachs	437,532	$2,250	5/20/2022	512
86	S&P 500 Index	Goldman Sachs	374,414	$2,350	5/20/2022	504
67	S&P 500 Index	Goldman Sachs	292,072	$2,400	5/20/2022	422
80	S&P 500 Index	Goldman Sachs	350,280	$2,200	6/17/2022	585
						7,933

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
169	S&P 500 Index	Goldman Sachs	740,815	$4,065	3/18/2022	$4,997
131	S&P 500 Index	Goldman Sachs	574,106	$4,190	3/18/2022	6,435
148	S&P 500 Index	Goldman Sachs	645,584	$4,230	3/18/2022	8,501
97	S&P 500 Index	Goldman Sachs	422,464	$3,960	4/14/2022	4,728
63	S&P 500 Index	Goldman Sachs	275,899	$3,995	4/14/2022	3,402
86	S&P 500 Index	Goldman Sachs	375,905	$4,075	4/14/2022	5,776
95	S&P 500 Index	Goldman Sachs	417,598	$4,115	4/14/2022	7,150
66	S&P 500 Index	Goldman Sachs	288,363	$3,680	5/20/2022	3,090
58	S&P 500 Index	Goldman Sachs	252,651	$3,740	5/20/2022	3,062
76	S&P 500 Index	Goldman Sachs	333,298	$3,850	5/20/2022	5,076
73	S&P 500 Index	Goldman Sachs	317,752	$3,990	5/20/2022	6,488
						58,705

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy Top 50 Holdings

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
(2,777)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	220,759	80	6/1/2022	(2,237)

PURCHASED PUT OPTIONS
Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
1,174	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	93,333	65	7/15/2022	68
907	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	72,124	66	7/15/2022	59
251	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,989	66	6/17/2022	4
2,233	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	177,517	67	6/17/2022	44
277	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,006	67	7/15/2022	20
2,525	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	200,761	68	6/17/2022	57
733	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	58,245	68	7/15/2022	62
1,692	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	134,477	69	6/17/2022	44
1,196	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	95,069	69	7/15/2022	117
1,998	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	158,845	70	6/17/2022	61
743	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	59,088	70	7/15/2022	85
3,074	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	244,369	71	6/17/2022	112
330	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	26,215	71	7/15/2022	45
2,495	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	198,389	72	6/17/2022	110
1,136	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	90,337	73	6/17/2022	62
249	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,834	74	6/17/2022	15
230	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	18,251	75	6/17/2022	19
						984

WRITTEN CALL OPTIONS
Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2022	Expiration	Fair Value
213	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	16,934	6/17/2022	689
1,241	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	98,660	7/15/2022	2,992
2,952	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	234,682	6/17/2022	6,856
491	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	39,063	6/17/2022	931
1,558	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	123,878	7/15/2022	2,629
1,910	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	151,863	6/17/2022	2,849
218	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	17,327	6/17/2022	244
617	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	49,071	7/15/2022	661
1,297	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	103,136	6/17/2022	1,027
1,035	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	82,267	7/15/2022	615
2,898	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	230,424	6/17/2022	904
247	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,617	7/15/2022	69
1,764	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	140,206	6/17/2022	159
972	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	77,251	6/17/2022	28
411	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	32,677	6/17/2022	5
					20,658

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Expiration	Fair Value
251	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,960	6/17/2022	$18
925	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	73,517	7/15/2022	249
1,465	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	116,431	7/15/2022	531
3,785	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	300,944	6/17/2022	362
1,706	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	135,623	7/15/2022	855
3,522	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	279,995	6/17/2022	494
472	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	37,522	6/17/2022	84
938	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	74,596	7/15/2022	654
2,883	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	229,191	6/17/2022	661
218	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	17,327	6/17/2022	66
890	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	70,723	7/15/2022	864
3,311	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	263,190	6/17/2022	1,317
383	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	30,467	6/17/2022	202
715	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	56,835	7/15/2022	968
2,558	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	203,335	6/17/2022	1,785
1,158	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	92,066	6/17/2022	1,409
594	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	47,190	6/17/2022	1,184
					11,703

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Volatility Carry US Series 107 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
6	S&P 500 Index	Goldman Sachs	23,618	$4,160	6/1/2022	$161
5	S&P 500 Index	Goldman Sachs	19,609	$4,160	6/3/2022	136

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
200	S&P 500 Index	Goldman Sachs	824,523	$3,960	6/1/2022	$34
97	S&P 500 Index	Goldman Sachs	401,812	$3,950	6/3/2022	225
97	S&P 500 Index	Goldman Sachs	401,812	$4,020	6/1/2022	75
						334

See accompanying notes to consolidated financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Goldman Sachs Volatility Carry US Series 97 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
5	S&P 500 Index	Goldman Sachs	20,006	$4,130	6/3/2022	$6

WRITTEN PUT OPTIONS
Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2022	Exercise Price	Expiration	Fair Value
32	S&P 500 Index	Goldman Sachs	130,297	$3,610	6/3/2022	$5
31	S&P 500 Index	Goldman Sachs	129,114	$3,780	6/3/2022	11
153	S&P 500 Index	Goldman Sachs	632,331	$3,890	6/3/2022	136
111	S&P 500 Index	Goldman Sachs	461,914	$3,930	6/3/2022	182
						334

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through(a),(b)		2.3230	05/25/47	$107,394
2,848,068	FREMF 2017-KF37 Mortgage Trust(c),(d)	US0001M + 2.750%	3.5530	06/25/27	2,823,817
1,889,649	FREMF 2018-KF46(c),(d)	US0001M + 1.950%	2.7530	03/25/28	1,840,851
108,003	Government National Mortgage Association(a),(b)		0.4580	04/16/53	655
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01(c),(d)	US0001M + 3.250%	4.2560	10/15/49	929,320
					5,702,037
	AUTO LOAN — 1.6%
2,000,000	CPS Auto Receivables Trust 2018-B(c)		5.6100	12/16/24	2,011,790
3,500,000	US Auto Funding 2021-1(c)		4.3600	03/15/27	3,260,012
600,000	USASF Receivables 2020-1, LLC(c)		9.3500	03/15/27	611,773
					5,883,575
	CDO — 5.2%
109,993	ARCap 2003-1 Resecuritization Trust(c)		7.1100	08/20/38	111,278
658,990	Aspen Funding I Ltd.		9.0600	07/10/37	674,167
7,383,349	DWRS 2016-1(c),(h)		1.0440	04/23/32	2,251,921
6,329,349	Galleria CDO V Ltd.(c),(d)	US0003M + 2.400%	3.3280	09/19/37	6,064,359
3,734,311	Mid Ocean CBO 2001-1 Ltd.(d),(h)	US0003M + 0.500%	2.3910	11/05/36	1,048,075
1,756,000	MMcapS Funding XVII Ltd.(c),(d)	US0003M + 0.600%	1.1230	12/01/35	1,554,060
5,396,000	Trapeza Cdo Xii Ltd.(c),(d)	US0003M + 0.460%	1.4290	04/06/42	4,499,185
3,000,000	Tropic CDO IV Ltd.(c),(d)	US0003M + 1.000%	2.0440	04/15/35	2,718,900
					18,921,945
	CLO — 5.2%
750,000	BlueMountain CLO 2013-2 Ltd.(c),(d)	US0003M + 1.300%	2.4360	10/22/30	736,464
284,381	Cutwater 2014-I Ltd.(c),(d)	US0003M + 1.700%	2.7440	07/15/26	284,177
1,000,000	Deerpath Capital CLO 2018-1 LTD(c),(d)	US0003M + 3.500%	4.5440	01/15/31	978,117
1,000,000	Deerpath Capital CLO 2020-1 LTD(c),(d)	US0003M + 3.900%	4.9440	04/17/32	980,226
2,500,000	Ellington Clo II Ltd.(c),(d)	US0003M + 2.900%	4.3110	02/15/29	2,458,118
500,000	Ellington Clo III Ltd.(c),(d)	US0003M + 3.740%	4.8030	07/20/30	471,812
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	1.9940	07/15/45	120,871
1,096,088	Halcyon Loan Advisors Funding 2013-1 Ltd.(c),(d)	US0003M + 3.500%	4.5440	04/15/25	1,067,703
2,367,845	Halcyon Loan Advisors Funding 2013-2 Ltd.(c),(d),(h)	US0003M + 3.800%	5.0860	08/01/25	2,005,406
1,262,873	Halcyon Loan Advisors Funding 2014-2 Ltd.(c),(d)	US0003M + 3.500%	4.7380	04/28/25	1,238,052
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(c),(d)	US0003M + 3.650%	4.7860	10/22/25	1,370,469

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	CLO — 5.2% (Continued)
250,000	Nassau 2018-I Ltd.(c),(d)	US0003M + 5.850%	6.8940	07/15/31	$204,018
500,000	Peaks CLO 2 Ltd.(c),(d)	US0003M + 3.600%	4.6630	07/20/31	488,353
2,750,000	Peaks CLO 2 Ltd.(c),(d)	US0003M + 5.000%	6.0630	07/20/31	2,585,951
500,000	Steele Creek Clo 2018-2 Ltd.(c),(d)	US0003M + 3.400%	4.8550	08/18/31	445,007
3,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(c),(d)	US0003M + 2.450%	3.4940	01/16/31	2,946,605
500,000	Zais Clo 13 Ltd.(c),(d)	US0003M + 4.520%	5.5640	07/15/32	430,090
					18,811,439
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9%
155,824	ABN Amro Mortgage Corporation		5.5000	10/25/33	152,312
651,178	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.840%	1.8460	11/25/35	214,185
43,987	Alternative Loan Trust 1998-4(e)		6.2750	08/25/28	43,303
22,437	Alternative Loan Trust 2003-22CB		5.7500	12/25/33	21,921
125,595	Alternative Loan Trust 2003-J2 Series 2003-J2 Class A1		6.0000	10/25/33	121,737
150,677	Alternative Loan Trust 2003-J3		5.2500	11/25/33	145,239
48,670	Alternative Loan Trust 2003-J3		6.2500	12/25/33	48,051
61,336	Alternative Loan Trust 2004-15(b)		2.2410	09/25/34	60,163
12,060	Alternative Loan Trust 2004-16CB		5.5000	07/25/34	11,890
8,214,834	Alternative Loan Trust 2004-24CB		6.0000	11/25/34	8,267,161
464,520	Alternative Loan Trust 2004-28CB		5.7500	01/25/35	439,589
92,514	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	87,774
47,407	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	45,606
102,788	Alternative Loan Trust 2004-J10		6.0000	09/25/34	101,587
680,013	Alternative Loan Trust 2004-J10		5.5000	11/25/34	663,927
25,916	Alternative Loan Trust 2004-J10		5.0000	10/25/53	25,843
52,211	Alternative Loan Trust 2004-J11		7.2500	08/25/32	52,725
137,417	Alternative Loan Trust 2004-J8		7.0000	08/25/34	118,516
92,476	Alternative Loan Trust 2005-14(d)	US0001M + 0.420%	1.4260	05/25/35	81,304
218,774	Alternative Loan Trust 2005-27(d)	12MTA + 1.350%	1.6740	08/25/35	190,437
38,061	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	31,785
39,876	Alternative Loan Trust 2005-54CB		5.5000	11/25/35	33,912
119,706	Alternative Loan Trust 2005-61(d)	US0001M + 0.560%	1.5660	12/25/35	113,653
157,941	Alternative Loan Trust 2005-6CB		5.5000	04/25/35	145,676
164,122	Alternative Loan Trust 2005-72(d)	US0001M + 0.600%	1.6060	01/25/36	158,143
43,700	Alternative Loan Trust 2005-J11		6.0000	10/25/35	26,499

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
56,331	Alternative Loan Trust 2005-J11		5.5000	11/25/35	$37,980
151,858	Alternative Loan Trust 2005-J8		5.5000	07/25/35	127,666
105,570	Alternative Loan Trust 2006-40T1		6.0000	12/25/36	39,148
49,310	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	47,447
94,955	American Home Mortgage Investment Trust 2004-1(d)	US0006M + 2.000%	3.8480	04/25/44	90,901
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2		6.2860	03/25/49	2,855,291
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-4(b),(c)		4.4120	07/26/49	2,807,188
460,326	APS Resecuritization Trust 2016-3(c),(d)	US0001M + 2.850%	3.8560	09/27/46	459,998
254,337	Banc of America Alternative Loan Trust 2003-8		5.5000	10/25/33	250,132
122,116	Banc of America Alternative Loan Trust 2004-6		6.0000	07/25/34	120,101
67,348	Banc of America Alternative Loan Trust 2007-1(b)		3.9210	06/25/22	58,385
22,385	Banc of America Funding 2004-C Trust(d)	US0001M + 0.660%	1.5870	12/20/34	22,190
45,816	Banc of America Funding 2005-E Trust(d)	COF 11 + 1.430%	1.6530	06/20/35	37,171
863,264	Banc of America Funding 2006-I Trust(b)		3.2140	10/20/46	729,265
102,383	Banc of America Funding 2007-2 Trust(a)		6.0000	03/25/37	19,458
76,505	Banc of America Funding 2015-R4 Trust(c),(d)	US0001M + 0.150%	0.8180	10/25/36	75,646
27,113	Banc of America Mortgage 2002-L Trust(b)		2.8030	12/25/32	22,108
60,554	Banc of America Mortgage 2005-E Trust(b)		2.8060	06/25/35	54,150
55,088	Banc of America Mortgage 2005-F Trust(b)		2.6620	07/25/35	48,304
31,552	Banc of America Mortgage 2005-H Trust(b)		2.7420	09/25/35	28,433
587,017	BCAP, LLC 2011-RR5-I Trust(c),(e)		4.7770	03/26/37	569,756
4,510	Bear Stearns ALT-A Trust 2004-11(b)		2.7740	11/25/34	4,406
61,084	Bear Stearns ARM Trust 2003-5(b)		2.2370	08/25/33	58,902
6,114	Bear Stearns ARM Trust 2003-7(b)		2.4700	10/25/33	6,054
48,767	Bear Stearns ARM Trust 2003-8(b)		2.0870	01/25/34	45,989
13,407	Bear Stearns ARM Trust 2004-1(b)		2.3390	04/25/34	12,335
138,722	Bear Stearns ARM Trust 2004-1(b)		2.8490	04/25/34	131,638
55,604	Bear Stearns ARM Trust 2004-10(b)		2.7960	01/25/35	54,322
105,398	Bear Stearns ARM Trust 2004-6(b)		2.1650	09/25/34	94,339
918,779	Bear Stearns ARM Trust 2004-8(b)		3.0270	11/25/34	869,802
52,242	Bear Stearns ARM Trust 2004-8(b)		3.0440	11/25/34	49,660
603,451	Bear Stearns Asset Backed Securities I Trust		6.0000	03/25/36	248,077
656,162	Bear Stearns Asset Backed Securities Trust(e)		5.5000	01/25/34	600,148
220,910	Bear Stearns Structured Products Inc Trust 2007-R6(b)		2.8140	01/26/36	181,066

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
41,912	Bella Vista Mortgage Trust 2004-1(d)	US0001M + 0.700%	1.6280	11/20/34	$41,356
1,986,021	Bellemeade Re 2019-2 Ltd.(c),(d)	US0001M + 2.000%	3.0060	04/25/29	1,971,524
99,409	BlackRock Capital Finance, L.P.(b),(c)		3.5020	12/25/35	72,569
1,018,603	Brean Asset Backed Securities Trust 2021-RM1(c)		1.6000	10/25/63	683,686
573,542	Cascade Funding Mortgage Trust 2018-RM2(b),(c)		0.0000	10/25/68	553,821
1,020,947	Cascade Funding Mortgage Trust 2019-RM3(b),(c)		4.0000	06/25/69	970,542
101,941	CDMC Mortgage Pass-Through Certificates Series 2004-4(b)		5.4710	09/25/34	97,036
83,910	CDMC Mortgage Pass-Through Certificates Series 2005-1(b)		5.1050	02/18/35	80,510
1,065,324	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce		5.5000	02/25/34	1,035,115
180,404	Chase Mortgage Finance Trust Series 2004-S2		5.5000	02/25/34	176,642
500,909	Chase Mortgage Finance Trust Series 2007-S3(f)		0.0000	05/25/37	146,654
278,937	Chase Mortgage Finance Trust Series 2007-S3(a)		6.0000	05/25/37	62,617
244,328	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)	US0001M + 0.250%	1.2560	10/25/36	179,549
105,025	CHL Mortgage Pass-Through Trust 2002-19		6.2500	11/25/32	96,351
131,410	CHL Mortgage Pass-Through Trust 2002-39		5.7500	02/25/33	124,962
126,897	CHL Mortgage Pass-Through Trust 2003-60(b)		2.1160	02/25/34	110,404
42,918	CHL Mortgage Pass-Through Trust 2004-14(b)		2.4480	08/25/34	40,671
33,940	CHL Mortgage Pass-Through Trust 2004-3		5.7500	04/25/34	32,685
85,288	CHL Mortgage Pass-Through Trust 2004-5		5.2500	05/25/34	85,359
103,534	CHL Mortgage Pass-Through Trust 2004-5		5.5000	05/25/34	104,223
54,086	CHL Mortgage Pass-Through Trust 2004-6(b)		3.3100	05/25/34	52,427
24,107	CHL Mortgage Pass-Through Trust 2004-8		5.7500	07/25/34	23,725
66,530	CHL Mortgage Pass-Through Trust 2004-HYB2(b)		2.7410	07/20/34	63,025
65,573	CHL Mortgage Pass-Through Trust 2004-HYB5(b)		2.5640	04/20/35	60,878
128,213	CHL Mortgage Pass-Through Trust 2004-J5		5.5000	07/25/34	123,442
75,523	CHL Mortgage Pass-Through Trust 2004-J9		5.5000	01/25/35	75,030
586,236	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	400,087
111,652	CHL Mortgage Pass-Through Trust 2006-J1		6.0000	02/25/36	56,429
51,733	CHL Mortgage Pass-Through Trust 2007-15		6.5000	09/25/37	25,986
153,759	Citicorp Mortgage Securities REMIC Pass-Through		5.5000	07/25/35	149,601
23,210	Citicorp Mortgage Securities Trust Series 2005-7		5.0000	10/25/55	23,263
46,499	Citicorp Mortgage Securities Trust Series 2006-6		6.0000	11/25/36	44,758
80,874	Citicorp Mortgage Securities Trust Series 2007-2(f)		0.0000	02/25/37	46,273
196,071	Citicorp Mortgage Securities Trust Series 2007-4		6.0000	05/25/37	182,719

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
116,755	Citigroup Global Markets Mortgage Securities VII,(b)		5.6720	07/25/24	$11,871
4,424	Citigroup Global Markets Mortgage Securities VII,(b)		2.2320	09/25/32	3,862
247,818	Citigroup Mortgage Loan Trust 2009-4(b),(c)		5.4780	05/25/35	239,557
5,047	Citigroup Mortgage Loan Trust 2010-9(c),(e)		5.7020	03/25/37	4,934
98,096	Citigroup Mortgage Loan Trust 2014-10(c),(d)		0.8370	02/25/37	94,207
67,072	Citigroup Mortgage Loan Trust 2015-RP2(c)		4.2500	01/25/53	64,803
18,326	Citigroup Mortgage Loan Trust, Inc.		7.0000	06/25/31	17,933
14,707	Citigroup Mortgage Loan Trust, Inc.		5.2500	09/25/33	13,438
53,629	Citigroup Mortgage Loan Trust, Inc.		6.7500	08/25/34	52,612
54,964	Citigroup Mortgage Loan Trust, Inc.		5.5000	05/25/35	53,484
63,991	Citigroup Mortgage Loan Trust, Inc. Series 2005-6-A1(d)	H15T1Y + 2.100%	2.1900	09/25/35	58,993
1,476,998	Citigroup Mortgage Loan Trust, Inc.(b)		2.6080	10/25/35	921,242
65,214	CitiMortgage Alternative Loan Trust Series 2007-A6		6.0000	06/25/37	60,227
422,000	COLT 2020-2 Mortgage Loan Trust(b),(c)		5.2500	03/25/65	417,430
249,872	Credit Suisse First Boston Mortgage Securities(c),(d)	US0001M + 2.188%	2.8550	11/25/31	156,659
155,530	Credit Suisse First Boston Mortgage Securities(b)		4.3510	11/25/31	155,338
158,562	Credit Suisse First Boston Mortgage Securities(b)		7.1580	01/25/32	157,823
87,710	Credit Suisse First Boston Mortgage Securities 2003-11-1A31		5.5000	06/25/33	86,828
543,292	Credit Suisse First Boston Mortgage Securities		5.2500	07/25/33	542,767
33,155	Credit Suisse First Boston Mortgage Securities		5.2500	09/25/33	31,319
243,611	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	238,959
81,204	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	79,552
186,929	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/34	177,757
124,238	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.650%	1.6560	09/25/35	88,373
5,994	CSFB Mortgage-Backed Pass-Through Certificates		5.2500	11/25/22	346
325,555	CSFB Mortgage-Backed Pass-Through Certificates		7.5000	03/25/32	324,334
104,514	CSFB Mortgage-Backed Pass-Through Certificates(b)		1.7410	10/25/33	101,376
76,492	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	11/25/33	74,021
35,376	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 0.740%	1.7460	06/25/34	35,447
527,283	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	08/25/34	498,379
33,943	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	07/25/35	33,547
279,423	CSMC 2021-RPL2Trust(b),(c)		3.3840	01/25/60	221,081
59,947	CSMC Series 2010-18R(b),(c)		2.5010	04/26/38	59,404
309,182	CSMC Trust 2007-5R		6.5000	07/26/36	95,953

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
1,107,658	CSMC Trust 2013-IVR5(b),(c)		3.6240	10/25/43	$1,082,838
1,419,252	CSMC Trust 2015-1(b),(c)		3.9350	01/25/45	1,242,497
1,939,994	CSMLT 2015-2 Trust(b),(c)		3.8790	08/25/45	1,707,957
36,034	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	34,751
149,093	Deutsche Mortgage Securities Inc REMIC Trust(b),(c)		3.2830	04/28/37	149,957
1,650	DLJ Mortgage Acceptance Corporation		6.7500	01/25/24	1,507
39,912	DSLA Mortgage Loan Trust 2004-AR4(d)	US0001M + 0.720%	1.6480	01/19/45	32,774
254,339	Fannie Mae Trust 2005-W3(b)		3.3350	04/25/45	268,893
473,000	Finance of America HECM Buyout 2019-AB1 22-HB1 M3(b),(c)		5.0840	11/25/25	457,095
77,317	First Horizon Alternative Mortgage Securities		6.2500	08/25/37	39,869
81,327	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.6250	10/25/35	45,519
63,741	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.6250	11/25/35	59,950
121,200	First Horizon Mortgage Pass-Through Trust 2006-AR3(b)		2.4310	11/25/36	90,350
420,000	Freddie Mac STACR REMIC Trust 2020-DNA6(c),(d)	SOFR30A + 3.000%	3.5840	12/25/50	378,505
1,000,000	Freddie Mac STACR REMIC Trust 2022-HQA1(c),(d)	SOFR30A + 5.250%	5.8340	03/25/42	968,128
24,807	Freddie Mac Structured Pass-Through Certificates(d)	12MTA + 1.400%	1.7240	07/25/44	25,534
24,456	Freddie Mac Structured Pass-Through Certificates(d)	12MTA + 1.200%	1.5240	10/25/44	24,850
1,999,469	Galton Funding Mortgage Trust 2017-1(b),(c)		4.2630	07/25/56	1,984,845
9,845,638	Global Mortgage Securitization Ltd.(c)		5.2500	11/25/32	9,598,400
1,744,758	Global Mortgage Securitization Ltd.(c),(d)		12.4600	11/25/32	1,856,723
113,329	GMACM Mortgage Loan Trust 2004-J2		5.7500	06/25/34	110,910
19,538	GMACM Mortgage Loan Trust 2005-AR3(b)		3.1260	06/19/35	18,734
2,555,785	GMACM Mortgage Loan Trust 2005-AR5(b)		2.6360	09/19/35	2,327,203
122,485	GMACM Mortgage Loan Trust 2006-AR1(b)		2.8950	04/19/36	96,011
569,764	Government National Mortgage Association(a),(b)		1.7450	10/20/62	16,350
1,526,533	Government National Mortgage Association(a),(b)		1.8450	11/20/66	98,395
156,244	GS Mortgage Securities Corporation II(c),(d)	US0001M + 0.350%	0.9440	03/20/23	147,339
651,025	GS Mortgage-Backed Securities Trust(b),(c)		2.6640	07/25/44	650,317
1,513,889	GSMPS Mortgage Loan Trust(b),(c)		8.5000	06/19/29	1,379,300
1,250,316	GSMPS Mortgage Loan Trust 2004-4(c),(d)	US0001M + 0.400%	1.4060	06/25/34	1,081,269
704,245	GSMPS Mortgage Loan Trust 2004-4(c)		7.5000	06/25/34	704,229
379,978	GSMPS Mortgage Loan Trust 2004-4(c)		8.0000	06/25/34	381,550
37,401	GSMPS Mortgage Loan Trust 2005-RP2(c),(d)	US0001M + 0.350%	1.3560	03/25/35	36,325
193,508	GSMPS Mortgage Loan Trust 2005-RP3(c),(d)	US0001M + 0.350%	1.3560	09/25/35	162,435

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
139,533	GSMPS Mortgage Loan Trust 2006-RP1(c)		7.5000	01/25/36	$131,502
827,957	GSMSC Pass-Through Trust 2008-2R(b),(c)		7.5000	10/25/36	243,272
177,527	GSR Mortgage Loan Trust 2004-13F		4.2500	11/25/34	171,015
14,556	GSR Mortgage Loan Trust 2004-7(b)		3.0370	06/25/34	13,323
50,010	GSR Mortgage Loan Trust 2005-4F		6.5000	02/25/35	48,447
7,231	GSR Mortgage Loan Trust 2005-6F		5.2500	07/25/35	7,216
28,342	GSR Mortgage Loan Trust 2005-8F		6.0000	11/25/35	14,589
55,661	GSR Mortgage Loan Trust 2005-AR3(d)	US0001M + 0.440%	1.4460	05/25/35	47,396
14,704	GSR Mortgage Loan Trust 2005-AR3(d)	US0001M + 0.440%	1.4460	05/25/35	12,840
122,246	GSR Mortgage Loan Trust 2006-1F		6.0000	02/25/36	71,999
80,620	GSR Mortgage Loan Trust 2007-AR2(b)		2.7990	05/25/37	52,300
250,805	HarborView Mortgage Loan Trust 2003-1 A (b)		2.2600	05/19/33	215,063
56,894	HarborView Mortgage Loan Trust 2005-14(b)		2.5810	12/19/35	47,671
85,000	HomeBanc Mortgage Trust 2005-3(d)	US0001M + 0.765%	1.7710	07/25/35	83,654
213,284	HSI Asset Loan Obligation Trust 2007-1		6.5000	06/25/37	106,340
202,377	HSI Asset Loan Obligation Trust 2007-AR1(b)		4.0680	01/25/37	166,993
204,003	HSI Asset Loan Obligation Trust 2007-AR2(b)		2.5420	09/25/37	175,702
72,803	Impac CMB Trust Series 2003-2F(e)		6.5700	01/25/33	71,828
76,671	Impac CMB Trust Series 2003-4(e)		5.7290	07/25/33	74,391
25,708	Impac CMB Trust Series 2004-10(d)	US0001M + 1.500%	2.5060	03/25/35	23,489
43,407	Impac CMB Trust Series 2004-7(d)	US0001M + 1.800%	2.8060	11/25/34	42,231
166,078	Impac CMB Trust Series 2005-4(d)	US0001M + 0.750%	2.1310	05/25/35	148,634
229,192	Impac Secured Assets CMN Owner Trust		6.0000	08/25/33	205,699
94,828	Impac Secured Assets Trust 2006-1 Series 2006-1-2A1(d)	US0001M + 0.700%	1.7060	05/25/36	91,756
22,134	IndyMac INDX Mortgage Loan Trust 2004-AR11(b)		3.0150	12/25/34	20,723
248,357	JP Morgan Alternative Loan Trust(a),(d)	US0001M + 7.150%	6.1440	12/25/35	45,861
698,642	JP Morgan Alternative Loan Trust(c)		6.0000	12/27/36	415,653
469,443	JP Morgan MBS Series 2006-R1(b),(c)		3.9520	09/28/44	388,059
22,701	JP Morgan Mortgage Trust 2004-A3(b)		2.2470	07/25/34	20,705
27,922	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	26,659
35,688	JP Morgan Mortgage Trust 2005-A7(b)		2.7600	10/25/35	36,144
18,404	JP Morgan Mortgage Trust 2006-A4(b)		3.2790	06/25/36	14,403
704,651	JP Morgan Mortgage Trust 2014-IVR3(b),(c)		2.4250	09/25/44	704,270

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
2,829,349	JP Morgan Mortgage Trust 2014-IVR3(b),(c)		2.4250	09/25/44	$2,826,803
49,909	JP Morgan Mortgage Trust 2020-LTV1(c),(d)	US0001M + 1.000%	1.6680	06/25/50	49,582
135,405	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3(b),(c)		3.0000	10/27/42	131,942
986,485	La Hipotecaria Panamanian Mortgage Trust 2021-1(c)		4.3500	06/13/51	1,008,188
2,666,818	Legacy Mortgage Asset Trust 2019-GS6(c),(e)		3.0000	06/25/59	2,664,794
387,958	Legacy Mortgage Asset Trust 2020-GS5(e)		3.2500	06/25/60	383,678
173,909	Lehman Mortgage Trust 2006-2		5.7500	04/25/36	174,025
199,114	LSTAR Securities Investment Ltd. 2019-3(c),(d)	US0001M + 3.500%	4.3000	04/01/24	194,138
2,392,127	LSTAR Securities Investment Ltd. 2019-4(c),(d)	US0001M + 2.500%	4.3000	05/01/24	2,367,579
39,884	MASTR Adjustable Rate Mortgages Trust 2003-1(b)		2.6370	12/25/32	36,689
16,680	MASTR Adjustable Rate Mortgages Trust 2003-2(b)		1.9820	07/25/33	16,318
33,917	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		2.1180	12/25/33	32,090
23,054	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		2.1250	12/25/33	21,904
190,829	MASTR Adjustable Rate Mortgages Trust 2004-15(b)		1.9420	12/25/34	186,414
183,698	MASTR Alternative Loan Trust 2003-3(b)		6.1730	05/25/33	169,620
44,941	MASTR Alternative Loan Trust 2003-5		5.5000	06/25/33	43,648
58,186	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	57,388
226,698	MASTR Alternative Loan Trust 2004-1		5.5000	02/25/34	218,122
81,644	MASTR Alternative Loan Trust 2004-3		6.2500	04/25/34	80,675
471,393	MASTR Alternative Loan Trust 2004-3		6.5000	04/25/34	457,628
32,880	MASTR Alternative Loan Trust 2004-4		5.5000	05/25/34	32,423
429,038	MASTR Alternative Loan Trust 2004-6		5.5000	07/25/34	414,756
70,593	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	68,047
82,961	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	79,345
932,851	MASTR Alternative Loan Trust 2004-6		6.2500	07/25/34	928,904
531,604	MASTR Alternative Loan Trust 2004-6		6.5000	07/25/34	535,288
61,459	MASTR Alternative Loan Trust 2004-7		6.0000	06/25/34	59,655
1,288,668	MASTR Alternative Loan Trust 2004-7		6.0000	08/25/34	1,298,465
2,322	MASTR Alternative Loan Trust 2005-1		5.5000	01/25/23	2,092
300,341	MASTR Alternative Loan Trust 2005-2		5.0000	03/25/43	248,425
27,226	MASTR Alternative Loan Trust 2007-1(f)		0.0000	10/25/36	16,599
866,093	MASTR Alternative Loan Trust 2007-HF1(f)		0.0000	10/25/47	49,030
72,283	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	70,168
93,312	MASTR Asset Securitization Trust 2003-11 7A		5.2500	12/25/33	90,464

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
18,881	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	$17,414
48,508	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	46,736
96,409	MASTR Asset Securitization Trust 2003-12		5.2500	12/25/24	96,239
20,660	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	20,086
50,939	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	44,304
11,021	MASTR Asset Securitization Trust 2004-1		5.5000	02/25/34	10,658
3,177,015	MASTR Asset Securitization Trust 2004-9		6.0000	09/25/34	2,718,094
75,957	MASTR Asset Securitization Trust 2005-1		5.5000	05/25/35	63,607
20,555	MASTR Reperforming Loan Trust 2005-2(c)		8.0000	05/25/35	17,751
156,193	MASTR Reperforming Loan Trust 2006-2(b),(c)		3.3190	05/25/36	149,802
386,524	MASTR Seasoned Securitization Trust 2003-1		6.0000	02/25/33	374,340
40,220	MASTR Seasoned Securitization Trust 2005-1(b)		2.6070	10/25/32	35,621
880,000	Mello Mortgage Capital Acceptance 2018-MTG2(b),(c)		4.3190	10/25/48	867,774
262,761	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		2.1200	05/25/33	245,443
38,623	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		2.9680	05/25/33	35,877
36,607	Merrill Lynch Mortgage Investors Trust Series(b)		2.4640	09/25/33	35,276
53,450	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		1.7970	09/25/37	43,273
110,388	Morgan Stanley Dean Witter Capital I Inc Trust(b)		1.6040	03/25/33	98,777
32,970	Morgan Stanley Mortgage Loan Trust 2004-10AR(b)		2.6760	11/25/34	31,099
28,647	Morgan Stanley Mortgage Loan Trust 2004-2AR(b)		1.9750	02/25/34	27,623
30,171	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		1.1460	10/25/34	27,817
28,588	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		2.5060	10/25/34	26,189
74,006	Morgan Stanley Mortgage Loan Trust 2005-10		6.0000	12/25/35	33,939
24,160	Morgan Stanley Mortgage Loan Trust 2006-8AR(b)		1.9780	06/25/36	23,379
3,726,613	Mortgage Equity Conversion Asset Trust 2007-FF2(c),(d)	H15T1Y + 0.470%	2.4900	02/25/42	3,390,680
169,634	MortgageIT Trust 2004-2(d)	US0001M + 3.225%	4.2310	12/25/34	169,564
346,396	MortgageIT Trust 2005-3(d)	US0001M + 0.795%	1.8010	08/25/35	332,375
218,837	MRFC Mortgage Pass-Through Trust Series 2000-TBC3(b),(c)		2.4190	12/15/30	197,889
1,582,000	Point Securitization Trust 2021-A1(b),(c)		3.2280	02/25/52	1,583,866
28,227	National City Mortgage Capital Trust		6.0000	03/25/38	28,061
578,799	National City Mortgage Capital Trust		6.0000	03/25/38	575,177
401,120	New Residential Mortgage Loan Trust 2017-2(b),(c)		4.7500	03/25/57	353,914
106,443	New Residential Mortgage Loan Trust 2020-1(b),(c)		3.5000	10/25/59	103,546
720,000	New Residential Mortgage Loan Trust 2020-RPL1(b),(c)		3.8780	11/25/59	603,935

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
179,596	Nomura Asset Acceptance Corp Alternative Loan(c)		7.5000	03/25/34	$166,960
96,771	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	94,228
1,260	PHH Mortgage Trust Series 2008-CIM1(d)	US0001M + 2.250%	3.0500	05/25/38	1,239
477,903	PHH Mortgage Trust Series 2008-CIM1		6.0000	05/25/38	473,794
450,459	PHHMC Series 2005-4 Trust(b)		5.9250	07/18/35	443,892
404,938	Prime Mortgage Trust 2003-3		5.5000	01/25/34	394,196
1,849,455	Provident Funding Mortgage Trust 2021-2(b),(c)		2.5000	04/25/51	1,664,509
34,263	RAAC Series 2005-SP1 Trust		7.0000	09/25/34	33,721
223,485	Radnor RE 2019-1 Ltd.(c),(d)	US0001M + 1.950%	2.9560	02/25/29	223,003
114,275	RALI Series 2005-QA12 Trust(b)		3.6000	12/25/35	58,336
11,267	RBSGC Mortgage Loan Trust 2007-B(b)		5.6210	07/25/35	10,786
389,852	RBSGC Structured Trust 2008-A(b),(c)		5.5000	11/25/35	348,603
111,793	Reperforming Loan REMIC Trust 2003-R4(b),(c)		4.3680	01/25/34	95,397
24,651	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	23,468
23,196	Reperforming Loan REMIC Trust 2005-R2(c)		8.5000	06/25/35	23,165
114,584	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	1.4260	07/25/36	106,396
154,249	Resecuritization Pass-Through Trust 2005-8R		6.0000	10/25/34	151,569
10,000	Residential Asset Securitization Trust 2002-A12		5.7500	11/25/32	9,889
165,000	Residential Asset Securitization Trust 2003-A10		5.2000	09/25/33	159,343
1,691,002	Residential Asset Securitization Trust 2003-A9(d)	US0001M + 0.550%	1.5560	08/25/33	1,654,042
105,710	RESIMAC Bastille Trust Series 2019-1NC(c),(d)	US0001M + 0.930%	1.7330	09/05/57	106,367
1,489	RFMSI Series 2005-SA4 Trust(b)		2.2800	09/25/35	1,462
250,000	RMF Buyout Issuance Trust(b),(c)		4.5000	04/25/32	231,030
1,006,924	RMF Proprietary Issuance Trust(b),(c)		2.1250	09/25/61	831,360
1,000,000	RMF Proprietary Issuance Trust 2022-1 Series 2022-1 M1(b),(c)		3.0000	01/25/62	859,938
1,414	Ryland Mortgage Securities Corporation(b)		0.3550	04/29/30	262
969,284	Saluda Grade Alternative Mortgage Trust 2020-FIG1(c)		3.3210	09/25/50	965,025
47,202	Seasoned Credit Risk Transfer Trust Series 2017-3(f)		0.0000	07/25/56	11,287
860,000	Seasoned Credit Risk Transfer Trust Series 2019-1(b)		4.7500	07/25/58	816,564
3,400,000	Seasoned Credit Risk Transfer Trust Series 2020-2(b)		4.2500	11/25/59	3,136,866
46,142	Sequoia Mortgage Trust 2004-10(d)	US0001M + 0.620%	1.5470	11/20/34	43,348
83,094	Sequoia Mortgage Trust 2005-2(d)	US0001M + 0.440%	1.3670	03/20/35	74,247
434,921	Sequoia Mortgage Trust 2005-3(d)	US0001M + 0.555%	1.4820	05/20/35	337,137
323,787	Sequoia Mortgage Trust 2007-2(d)	US0001M + 0.600%	1.5270	06/20/36	235,748

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
959,341	Sequoia Mortgage Trust 2013-10(b),(c)		3.5330	08/25/43	$942,666
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(b),(c)		4.6760	01/28/50	91,691
64,609	Structured Adjustable Rate Mortgage Loan Trust(b)		2.6500	03/25/34	60,331
75,253	Structured Adjustable Rate Mortgage Loan Trust(b)		2.7120	12/25/34	69,778
102,658	Structured Adjustable Rate Mortgage Loan Trust(b)		2.7060	03/25/35	89,171
377,931	Structured Adjustable Rate Mortgage Loan Trust(b)		3.1480	07/25/35	253,789
7,986	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.380%	1.3860	09/25/36	7,329
34,998	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		2.7110	01/25/34	34,206
72,366	Structured Asset Securities Corp Mortgage(b)		2.5440	11/25/30	39,050
9,684	Structured Asset Securities Corporation(d)	US0001M + 0.780%	1.5800	12/25/33	8,857
16,440	Structured Asset Securities Corporation(e)		5.1650	02/25/34	15,652
91,016	Structured Asset Securities Corporation(c),(d)	US0001M + 0.350%	1.3560	04/25/35	87,102
141,626	Structured Asset Securities Corporation(b),(c)		3.3360	06/25/35	125,382
230,000	Towd Point Mortgage Trust(b),(c)		3.1830	10/25/53	206,214
100,000	Verus Securitization Trust 2020-INV1(b),(c)		6.0000	03/25/60	97,864
593,000	Verus Securitization Trust 2020-INV1(b),(c)		5.5000	04/25/60	590,415
538,000	Vista Point Securitization Trust 2020-1(b),(c)		4.1510	03/25/65	530,956
100,000	Vista Point Securitization Trust 2020-2(b),(c)		4.9000	04/25/65	92,500
516,188	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		2.7340	05/20/36	487,405
63,702	WaMu Mortgage Pass-Through Certificates 2002-AR14(b)		2.6710	11/25/32	58,734
57,372	WaMu Mortgage Pass-Through Certificates 2002-AR17(d)	12MTA + 1.200%	1.5240	11/25/42	50,974
52,740	WaMu Mortgage Pass-Through Certificates 2002-AR18(b)		2.5760	01/25/33	52,404
29,424	WaMu Mortgage Pass-Through Certificates 2002-AR2(d)	COF 11 + 1.250%	1.4730	02/27/34	27,041
21,636	WaMu Mortgage Pass-Through Certificates Series 2003-AR9(b)		2.5280	09/25/33	20,113
47,242	WaMu Mortgage Pass-Through Certificates Series 2003-S3		5.5000	06/25/33	45,025
533,556	WaMu Mortgage Pass-Through Certificates Series 2003-S4(b)		5.6500	06/25/33	515,449
56,452	WaMu Mortgage Pass-Through Certificates Series 2003-S5		5.5000	06/25/33	54,845
89,706	WaMu Mortgage Pass-Through Certificates Series 2004-S3		6.0000	07/25/34	88,199
50,998	WaMu Mortgage Pass-Through Certificates Series 2005-AR1(d)	US0001M + 0.640%	1.6460	01/25/45	49,246
47,203	WaMu Mortgage Pass-Through Certificates Series 2006-AR2(b)		3.0860	03/25/36	46,149
137,933	WaMu Mortgage Pass-Through Certificates Series 2006-AR8(b)		2.8430	08/25/46	100,854
174,053	Washington Mutual MSC Mortgage Pass-Through 2003-MS7		5.5000	03/25/33	171,520
82,334	Washington Mutual MSC Mortgage Pass-Through 2003-MS9		7.5000	04/25/33	80,572
13,934	Washington Mutual MSC Mortgage Pass-Through 2005-RA1 (b),(c)		2.9110	01/25/35	11,257

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
93,756	Wells Fargo Mortgage Backed Securities 2007-7		6.0000	06/25/37	$83,781
3,041,589	Wells Fargo Mortgage Backed Securities 2018-1(b),(c)		3.6760	07/25/47	2,833,461
238,999	WinWater Mortgage Loan Trust 2015-1(b),(c)		3.8820	01/20/45	227,621
					116,209,096
	CREDIT CARD — 0.2%
750,000	Mercury Financial Credit Card Master Trust Series 2021-1A B(c)		2.3300	03/20/26	727,337

	HOME EQUITY — 2.7%
68,106	ABFC 2004-OPT2 Trust(d)	US0001M + 0.560%	1.5660	10/25/33	65,242
81,096	American Residential Home Equity Loan Trust 1998-1(d)	US0001M + 2.175%	3.1810	05/25/29	86,044
542,856	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(d)	US0001M + 2.655%	3.6610	08/25/32	541,797
57,683	Ameriquest Mortgage Securities, Inc.(e)		3.8910	05/25/34	57,351
595,947	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.450%	1.4560	03/25/37	580,534
1,732,345	Bayview Financial Mortgage Pass-Through Trust(c),(d)	US0001M + 1.500%	2.5620	02/28/40	1,686,343
141,443	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.100%	3.1060	06/25/34	134,868
435,340	Bear Stearns Asset Backed Securities Trust 2004-1(d)	US0001M + 0.975%	1.9810	06/25/34	436,672
192,312	Bear Stearns Home Loan Owner Trust 2001-A(e)		10.5000	02/15/31	201,043
291,370	CHEC Loan Trust 2004-1(c),(d)	US0001M + 0.975%	1.9810	07/25/34	285,102
29,267	Citigroup Global Markets Mortgage Securities VII,(d)	US0001M + 1.350%	2.3560	01/25/32	28,030
168,037	Delta Funding Home Equity Loan Trust 1999-2(d)	US0001M + 0.320%	1.5150	08/15/30	158,050
161,879	Delta Funding Home Equity Loan Trust 1999-3(e)		8.0610	09/15/29	159,421
393,699	Delta Funding Home Equity Loan Trust 2000-1(e)		8.5900	05/15/30	350,856
318,855	EMC Mortgage Loan Trust 2001-A(c),(d)	US0001M + 1.050%	2.0560	05/25/40	296,689
172,753	Financial Asset Securities Corp AAA Trust 2005-1(c),(d)	US0001 + 0.410%	1.4330	02/27/35	157,071
71,983	First Alliance Mortgage Loan Trust 1999-1(e)		7.1800	06/20/30	71,549
100,920	GE Capital Mortgage Services Inc 1999-HE1 Trust(b)		6.7000	04/25/29	96,815
1,233,411	Mastr Asset Backed Securities Trust 2004-FRE1(d)	US0001M + 2.700%	3.7060	07/25/34	1,199,935
270,059	Mastr Asset Backed Securities Trust 2005-NC1(d)	US0001M + 0.750%	1.7560	12/25/34	263,153
317,716	Morgan Stanley A.B.S Capital I Inc Trust Series(d)	US0001M + 3.900%	4.9060	03/25/33	290,673
259,235	New Century Home Equity Loan Trust Series 2003-B(d)	US0001M + 0.975%	1.9810	10/25/33	246,115
104,990	Nomura Home Equity Loan Inc 2006-HE2(d)	US0001M + 0.495%	1.5010	03/25/36	94,619
370,708	NovaStar Mortgage Funding Trust Series 2003-4(d)	US0001M + 0.740%	1.7460	02/25/34	360,636
49,620	RAAC Series 2004-SP1 Trust(d)	US0001M + 0.700%	1.7060	03/25/34	47,088

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	HOME EQUITY — 2.7% (Continued)
234,969	RBSSP Resecuritization Trust 2010-4(c),(e)		5.8250	02/26/36	$231,234
567,175	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 1.500%	2.5060	12/25/32	538,619
128,342	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 2.550%	3.5560	12/25/32	122,774
33,830	Saxon Asset Securities Trust 2001-2(e)		7.1700	03/25/29	34,901
39,312	Saxon Asset Securities Trust 2003-3(d)	US0001M + 2.400%	3.4060	12/25/33	36,474
256,561	Saxon Asset Securities Trust 2003-3(e)		4.2700	12/25/33	239,569
442,518	Security National Mortgage Loan Trust 2005-2(b),(c)		6.2130	02/25/36	423,412
89,622	Soundview Home Loan Trust 2006-OPT4(d)	US0001M + 0.300%	1.3060	06/25/36	88,169
213,328	Southern Pacific Secured Asset Corporation		7.3200	05/25/27	216,163
					9,827,011
	MANUFACTURED HOUSING — 1.0%
1,000,000	Cascade MH Asset Trust 2019-MH1 M(b),(c)		5.9850	11/01/44	996,449
393,463	Conseco Finance Corporation(b)		7.8500	11/15/26	397,040
2,500,000	Towd Point Mortgage Trust 2019-MH1(b),(c)		3.7500	11/25/58	2,341,782
					3,735,271
	NON AGENCY CMBS — 16.0%
723,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	530,951
1,000,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	704,765
42,490	Bayview Commercial Asset Trust 2004-3(c),(d)	US0001M + 0.630%	1.6360	01/25/35	40,278
41,012	Bayview Commercial Asset Trust 2005-2(c),(d)	US0001M + 0.645%	1.6510	08/25/35	36,170
63,461	Bayview Commercial Asset Trust 2005-2(c),(d)	US0001M + 1.725%	2.7310	08/25/35	59,343
214,540	Bayview Commercial Asset Trust 2005-3(c),(d)	US0001M + 0.480%	1.4860	11/25/35	194,582
31,535	Bayview Commercial Asset Trust 2005-4(c),(d)	US0001M + 0.675%	1.6810	01/25/36	27,731
482,171	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.340%	1.3460	07/25/37	440,653
1,191,915	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.500%	1.5060	07/25/37	1,069,330
2,967,565	Bayview Commercial Asset Trust 2008-2(c),(d)	US0001M + 2.500%	3.5060	04/25/38	2,916,961
653,394	BBCMS MORTGAGE TRUST 2017-C1		3.1890	02/15/50	653,057
330,000	BMD2 Re-Remic Trust 2019-FRR1(b),(c)		3.4940	05/25/52	309,615
1,000,000	Capital Funding Mortgage Trust 2021-15(c),(d)	US0001M + 3.150%	4.1500	03/15/24	990,187
72,000	CD 2017-CD3 Mortgage Trust(c)		3.2500	02/10/50	52,525
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(c),(d)	US0001M + 1.150%	2.0250	06/15/31	1,932,163
819,160	CG-CCRE Commercial Mortgage Trust 2014-FL2(c),(d)	US0001M + 1.854%	2.7290	11/15/31	770,953
537,039	CNL Commercial Mortgage Loan Trust 2003-1(c),(d)	US0001M + 0.500%	1.3750	05/15/31	519,291
90,605	COMM 2012-LC4 Mortgage Trust(b)		4.9340	12/10/44	90,473

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	NON AGENCY CMBS — 16.0% (Continued)
100,000	COMM 2013-CCRE12 Mortgage Trust(b)		4.7620	10/10/46	$98,354
1,350,000	Csail 2015-C2 Commercial Mortgage Trust(b)		4.1780	06/15/57	1,227,446
265,000	CSAIL 2018-C14 Commercial Mortgage Trust(b),(c)		4.9230	11/15/51	229,141
470,000	CSAIL 2019-C16 Commercial Mortgage Trust(b)		4.2370	06/15/52	406,300
950,000	CSMC 2014-USA OA, LLC(c)		4.3730	09/15/37	811,607
1,702,000	GS Mortgage Securities Trust 2014-GC18(b)		4.8850	01/10/47	1,575,354
26,000	GS Mortgage Securities Trust 2014-GC20(b)		4.9940	04/10/47	23,950
1,000,000	GS Mortgage Securities Trust 2016-GS4(b)		3.9550	11/10/49	905,294
1,300,000	Harvest Commercial Capital Loan Trust 2019-1(b),(c)		5.7300	11/25/31	1,072,722
700,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	682,551
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(c)		3.9140	08/05/34	2,185,688
91,502	Impac CMB Trust Series 2004-8(d)	US0001M + 2.625%	3.6310	08/25/34	85,820
114,920	JP Morgan Chase Commercial Mortgage Securities(c),(d)	US0001M + 3.750%	4.6250	05/15/28	106,244
3,121,644	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,528,532
331,786	JP Morgan Chase Commercial Mortgage Securities(b),(c)		3.9770	10/15/45	330,837
193,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.5240	02/15/46	69,835
960,000	JP Morgan Chase Commercial Mortgage Securities		3.2160	04/15/46	952,930
500,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		3.2500	04/15/46	304,226
88,547	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.4190	07/15/46	88,636
673,609	JP Morgan Chase Commercial Mortgage Securities(b)		5.8850	06/15/49	180,359
339,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 Class C(b)		4.1850	05/15/48	313,993
48,355	LB-UBS Commercial Mortgage Trust 2007-C6(b)		6.8590	07/15/40	42,408
42,930	LSTAR Commercial Mortgage Trust 2015-3(b),(c)		3.1460	04/20/48	42,582
4,000,000	LSTAR Commercial Mortgage Trust 2015-3(b),(c)		3.1460	04/20/48	3,750,930
1,500,000	LSTAR Commercial Mortgage Trust 2017-5(b),(c)		4.6750	03/10/50	1,303,767
255,078	Morgan Stanley Bank of America Merrill Lynch Trust		3.7920	08/15/45	254,664
4,315,000	Morgan Stanley Bank of America Merrill Lynch Trust(b)		4.3510	08/15/46	4,204,449
420,000	Morgan Stanley Capital I Trust 2014-150E(c)		4.0120	09/09/32	405,881
347,000	Morgan Stanley Capital I Trust 2014-150E(b),(c)		4.2950	09/09/32	313,051
200,000	Morgan Stanley Capital I Trust 2015-MS1(b),(c)		4.0350	05/15/48	174,270
72,000	Morgan Stanley Capital I Trust 2018-L1(b)		4.7200	10/15/51	68,216
242,836	Multi Security Asset Trust, L.P. Commercial(b),(c),(h)		4.7800	11/28/35	183,406
370,000	Olympic Tower 2017-OT Mortgage Trust(b),(c)		3.9450	05/10/39	281,832
500,000	Ready Capital Mortgage Trust 2019-5(b),(c)		5.4790	02/25/52	465,586

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	NON AGENCY CMBS — 16.0% (Continued)
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(b),(c)		5.0870	06/25/55	$1,911,692
7,630,000	ReadyCap Commercial Mortgage Trust 2018-4(b),(c)		5.1910	02/27/51	7,276,165
352,500	SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1(b),(c)		3.8720	01/05/43	283,826
174,000	UBS-BAMLL Trust(c)		3.6630	06/10/30	173,778
3,137,194	UBS-Barclays Commercial Mortgage Trust 2012-C2(c)		4.1790	05/10/63	3,132,455
981,000	UBS-Barclays Commercial Mortgage Trust 2012-C2(b),(c)		4.7560	05/10/63	839,603
750,000	UBS-Barclays Commercial Mortgage Trust 2012-C4		2.7920	12/10/45	749,419
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(b),(c)		4.4580	12/10/45	160,144
639,842	UBS-Barclays Commercial Mortgage Trust 2013-C5(b),(c)		4.0700	03/10/46	556,019
349,707	Velocity Commercial Capital Loan Trust 2017-2(b),(c)		6.4200	11/25/47	334,911
569,824	Velocity Commercial Capital Loan Trust 2018-1(c)		7.2600	04/25/48	526,565
340,029	Velocity Commercial Capital Loan Trust 2018-2(b),(c)		4.0500	10/26/48	324,551
574,296	Velocity Commercial Capital Loan Trust 2018-2(b),(c)		6.3600	10/26/48	547,660
105,275	Velocity Commercial Capital Loan Trust 2020-1(b),(c)		2.9800	02/25/50	95,278
1,495,766	Velocity Commercial Capital Loan Trust 2022-2(b),(c)		5.4100	04/25/52	1,486,135
1,940,463	Wachovia Bank Commercial Mortgage Trust Series(a),(b),(c)		0.6510	07/15/41	4,292
256,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(b)		4.3040	07/15/46	242,163
134,477	WFRBS Commercial Mortgage Trust 2011-C4(b),(c)		4.8880	06/15/44	131,660
2,322,000	WFRBS Commercial Mortgage Trust 2012-C7(b)		4.5660	06/15/45	2,303,988
100,000	WFRBS Commercial Mortgage Trust 2014-C24(b)		4.2040	11/15/47	94,256
460,148	WFRBS Commercial Mortgage Trust 2014-C25(b),(c)		3.8030	11/15/47	396,066
					58,580,515
	OTHER ABS — 2.2%
200,343	AASET 2020-1 Trust(c)		3.3510	01/16/40	169,570
2,000,000	AM Capital Funding, LLC(c)		4.9800	12/15/23	1,998,081
426,531	Bayview Commercial Asset Trust 2007-4(c),(d)	US0001M + 0.450%	1.4560	09/25/37	386,854
16,996,858	Corevest American Finance 2019-3 Trust(a),(b),(c)		2.0590	10/15/52	873,032
1,000,000	CoreVest American Finance 2021-2 Trust(c)		2.8310	07/15/54	849,075
2,572,993	Goodgreen 2021-1 Trust(c)		5.7400	10/15/56	2,346,232
87,679	HERO Funding Trust 2015-2(c)		3.9900	09/20/40	85,925
5,424,000	LendingClub Issuance Trust Series 2016-NP1(c),(h)		0.0000	06/15/22	0
98,019	Longtrain Leasing III, LLC 2015-1 Series 2015-1A Class A2(c)		4.0600	01/15/45	92,675
100,000	Progress Residential 2021-SFR3(c)		3.4360	05/17/26	89,416

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	OTHER ABS — 2.2% (Continued)
1,010,000	Tricon American Homes 2017-SFR2 Trust(c)		5.1040	01/17/36	$994,516
					7,885,376
	RESIDENTIAL MORTGAGE — 2.9%
1,013,288	Ajax Mortgage Loan Trust 2019-A(b),(c)		3.7500	08/25/57	1,012,162
380,693	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.470%	1.9460	06/25/29	349,543
1,591,306	Belvedere SPV Srl(d)	EUR006M + 3.250%	2.7060	12/31/38	1,578,154
20,023	Carrington Mortgage Loan Trust Series 2006-NC2(d)	US0001M + 0.150%	1.1560	06/25/36	19,996
9,163	Chase Funding Trust Series 2002-4(d)	US0001M + 0.740%	1.7460	10/25/32	8,872
77,300	Chase Funding Trust Series 2004-1(e)		4.9850	11/25/33	73,756
75,256	Countrywide Asset-Backed Certificates(c),(d)	US0001M + 4.500%	5.5060	11/25/32	75,690
1,000,000	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 3.375%	4.3810	06/25/32	993,598
92,241	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.775%	3.7810	03/25/34	95,982
1,199,553	Credit-Based Asset Servicing and Securitization,(e)		6.7800	05/25/35	1,128,173
4,713	Credit-Based Asset Servicing and Securitization,(c),(e)		4.7210	12/25/37	4,695
256,693	CWABS Asset-Backed Certificates Trust 2007-13(d)	US0001M + 0.900%	1.9060	10/25/47	243,328
150,236	Equity One Mortgage Pass-Through Trust 2002-3(b)		6.0390	11/25/32	147,803
113,082	Fannie Mae Grantor Trust 2002-T10(d)	US0001M + 0.240%	1.2460	06/25/32	110,178
362,293	First Franklin Mortgage Loan Trust 2002-FF1(d)	US0001M + 1.800%	2.8060	04/25/32	340,628
83,628	GE-WMC Asset-Backed Pass-Through Certificates(d)	US0001M + 0.660%	1.6660	12/25/35	73,223
63,046	GSAMP Trust 2002-WF(d)	US0001M + 1.100%	2.0270	10/20/32	62,303
228,314	Interstar Millennium Series 2004-4E Trust(d)	EUR003M + 0.400%	–	11/14/36	227,287
796,632	Legacy Mortgage Asset Trust 2019-SL2(b),(c)		3.3750	02/25/59	763,972
83,667	Long Beach Mortgage Loan Trust 2003-2(d)	US0001M + 2.850%	3.8560	06/25/33	84,360
80,218	Mastr Specialized Loan Trust(c),(d)	US0001M + 1.125%	2.1310	11/25/35	77,578
585,000	Mill City Mortgage Trust 2015-2(b),(c)		3.6180	09/25/57	558,022
514,270	RAAC Series 2005-SP2 Trust(d)	US0001M + 0.600%	1.6060	06/25/44	430,414
635,727	RAAC Series 2007-RP3 Trust(c),(d)	US0001M + 0.380%	1.7660	10/25/46	606,071
527,273	Structured Asset Investment Loan Trust 2003-BC9(d)	US0001M + 3.150%	4.1560	08/25/33	512,918
930,000	Towd Point Mortgage Trust Series 2015-1 A5(b),(c)		3.1830	10/25/53	918,515
					10,497,221
	STUDENT LOANS — 0.5%
49,237	AccessLex Institute(d)	US0003M + 0.700%	1.8840	01/25/43	46,037
760,000	EdLinc Student Loan Funding Trust 2012-1(c),(d)	US0001M + 4.240%	5.2460	11/26/40	927,930
379,707	EdLinc Student Loan Funding Trust 2017-A(c),(d)	Prime Rate - 1.150%	2.1000	12/01/47	362,102

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.1% (Continued)
	STUDENT LOANS — 0.5% (Continued)
131,540	L2L Education Loan Trust 2006-1(c),(d)	US0001M + 0.340%	1.2150	06/15/31	$127,021
41,920	National Collegiate Trust 2005-GATE (The)(c),(d)	US0001M + 0.450%	1.4560	04/26/23	37,944
16,963	SLM Student Loan Trust 2005-5(d)	US0003M + 0.250%	1.4340	10/25/40	14,054
32,971	SLM Student Loan Trust 2005-8(d)	US0003M + 0.310%	1.4940	01/25/55	30,427
388,905	Student Loan A.B.S Repackaging Trust Series 2007-1(c),(d)	US0003M + 0.215%	1.7680	11/27/30	375,488
					1,921,003
	WHOLE BUSINESS — 0.1%
28,075	Business Loan Express Business Loan Trust 2005-A(c),(d)	US0001M + 1.100%	1.7680	09/25/38	25,746
159,500	Business Loan Express Business Loan Trust 2007-A(c),(d)	US0001M + 0.400%	1.3270	10/20/40	147,254
78,481	Business Loan Express SBA Loan Trust 2006-1(c),(d)	US0001M + 0.950%	1.8770	10/20/38	72,736
					245,736
	TOTAL ASSET BACKED SECURITIES (Cost $264,773,516)				258,947,562

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(g)
1,158,684	Freddie Mac REMICS(a) (Cost $141,776)		4.0000	08/25/49	162,179

	CORPORATE BONDS — 12.0%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISDA30*USISDA02)	3.8950	01/21/26	60,900
274,000	Nomura America Finance, LLC(d)	4.000*(USISDA30-USISDA02)	3.3960	12/31/33	198,650
65,000	Nomura America Finance, LLC(d)	4.000*(USISDA30-USISDA02)	0.0800	02/28/34	44,314
890,000	Nomura America Finance, LLC(d)	4*(USISDA30 - USISDA02-0.25%)	1.4440	07/29/34	609,650
					913,514
	BANKING — 3.8%
190,000	Bank of Nova Scotia (The)(d)	4*(USISDA30-USISDA02)	0.1120	06/27/33	132,525
120,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2)	1.7960	01/30/34	82,200
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS02 - 0.50%)	1.7800	08/28/34	67,500

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	BANKING — 3.8% (Continued)
75,000	Barclays Bank plc(b)		0.0000	01/23/26	$70,516
525,000	Barclays Bank plc(d)	4.250*(USISDA30-USISDA02)	0.6840	09/13/28	441,000
50,000	Barclays Bank plc(d)	4.000*(USISDA30-USISDA02)	3.2760	10/18/28	42,688
75,000	Barclays Bank plc(d)	4*(CMS10-CMS2-0.25%)	0.3600	08/15/33	53,813
58,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02-0.5%)	0.0001	04/25/34	39,150
70,000	Barclays Bank plc(d)	8*(USISDA30 - USISDA5 - 0.25)	0.0001	07/31/34	49,700
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.8160	04/30/33	121,688
430,000	Citigroup, Inc.(d)	4*([30YR CMS-5YR CMS]-.0.25%)	0.0001	06/11/33	290,250
1,037,000	Citigroup, Inc.(d)	4.500*(USISDA30-USISDA05)	0.0001	11/26/33	733,677
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02)-1.000%	0.0001	12/29/34	340,958
55,000	Citigroup, Inc.(d)	12*(USISDA30-USISDA02 -0.875)	0.0001	08/31/35	37,950
507,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	8.0580	09/30/30	418,909
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	10.8970	09/30/30	235,500
220,000	Credit Suisse A.G. (d)	10*(USISDA30-USISDA02)	8.1700	01/29/31	188,100
766,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	9.8040	04/29/31	639,610
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	8.0000	10/31/31	855,039
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05-.550%)	1.9400	01/31/33	79,050
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-.40%)	0.0001	06/30/34	167,213
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-.50%)	0.0001	08/28/34	845,332
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30-USISDA02-.25%)	0.0001	10/31/34	2,846,389
961,000	Deutsche Bank A.G.(d)	4*(USISDA30 - USISDA02 -.25%)	0.0001	11/26/34	641,467
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02)-8.750%	0.0001	03/27/35	494,460
75,000	Deutsche Bank A.G.(d)	15*(USISDA30-USISDA02-0.875%)	0.0001	12/23/35	53,063
100,000	HSBC USA, Inc.(d)	6.25*(USISDA30-USISDA05)	7.3310	05/21/29	85,500
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+.50%)	0.0001	01/31/33	133,250
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02 -.25%)	0.0001	10/25/33	93,160
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02)-1.400%	0.0001	11/27/33	427,448
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	1.0800	04/30/34	208,680
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30-USISDA5-0.25%)	0.0001	07/31/34	1,011,009
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)	0.0001	03/31/36	463,500
125,000	NatWest Markets plc(d)	4*(30YR CMS-2YR CMS-.25%)	0.0001	08/18/31	88,125
100,000	NatWest Markets plc(d)	4*(USISDA30-USISDA02-0.50%)	0.0001	08/26/31	68,000
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	190,385

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	BANKING — 3.8% (Continued)
185,000	SG Structured Products, Inc.(d)	4*(USISDA30-USISDA02-0.50%)	0.4440	07/29/31	$132,275
644,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	10.0000	10/29/32	508,760
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	12.5000	01/31/35	193,358
135,000	STRATS, LLC(d)	US0006M + 1.000%	2.9590	02/15/34	104,853
					13,676,050
	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	11.7680	04/25/32	31,568
35,000	Citigroup Global Markets Holdings, Inc.(b)		1.7850	11/22/32	31,150
200,000	Citigroup Global Markets Holdings, Inc.		10.0000	03/29/34	192,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	10.0000	03/29/34	56,700
50,000	Citigroup Global Markets Holdings, Inc.(d)	5*(USISDA30-USISDA02)-1.250%	0.0001	12/14/36	37,000
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0200	03/19/29	292,000
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02)	0.1500	05/31/34	72,750
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.7100	06/30/37	21,300
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA30-USISDA02)	0.1800	07/31/37	905,199
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.7100	08/31/37	106,500
229,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(9*(USISDA10-USISDA02))	8.0000	08/31/37	166,025
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.5680	09/30/37	171,740
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.1600	01/31/38	79,750
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(7.5*(USISDA30-USISDA02)) + 0.750%	3.5410	02/28/38	552,450
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	US0003M + 4.000%	5.0000	03/20/40	274,173
115,000	Morgan Stanley(b)		8.0000	03/21/27	119,025
56,000	Morgan Stanley(d)	4*(USISDA30-USISDA05)	1.5600	06/28/28	43,680
1,015,000	Morgan Stanley(d)	8*(USISDA30-USISDA05)	3.1200	09/27/28	796,775
753,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	4.0950	10/15/28	592,046
100,000	Morgan Stanley(b)		6.0000	06/29/29	98,750
3,588,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	6.1100	04/30/30	2,951,129
1,388,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	6.1100	05/29/30	1,145,099

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
403,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	6.1100	06/30/30	$330,460
182,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0001	07/31/30	148,558
290,000	Morgan Stanley(d)	8.5*(USISDA30-USISDA02)	0.6460	08/19/30	238,525
216,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0001	08/31/30	176,580
285,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0001	09/30/30	233,700
171,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0001	10/30/30	122,806
151,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	2.3590	10/30/30	124,575
50,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0001	11/30/30	38,750
20,000	Morgan Stanley(b)		8.0000	03/31/31	19,800
167,000	Morgan Stanley(b)		9.0000	03/31/31	171,593
89,000	Morgan Stanley(b)		8.5000	05/31/31	90,780
100,000	Morgan Stanley(b)		9.0000	06/30/31	103,000
114,000	Morgan Stanley(b)		8.5000	07/29/31	116,280
228,200	Morgan Stanley(d)	7*(USISDA30-USISDA02)	5.6910	09/16/31	180,278
117,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0001	01/30/34	89,651
209,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0001	03/31/34	144,210
287,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)-	2.4440	05/30/34	198,030
220,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0001	07/31/34	151,800
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	1.6850	08/29/34	85,910
120,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	1.6850	09/30/34	84,750
238,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	2.8700	10/08/34	168,088
233,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0001	10/31/34	173,003
30,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	3.8650	11/28/34	21,188
230,000	Morgan Stanley(d)	4.5*(USISDA30-USISDA02)	0.0001	12/31/34	159,275
304,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0001	01/30/35	228,000

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
473,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0001	02/27/35	$326,370
438,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0001	03/31/35	316,455
532,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	9.0000	04/30/35	546,630
73,000	Morgan Stanley(b)		9.0000	05/29/35	74,643
120,000	Morgan Stanley(b)		9.0000	06/30/35	123,300
268,000	Morgan Stanley(b)		9.0000	07/31/35	274,030
79,000	Morgan Stanley(b)		9.0000	09/30/35	80,580
109,000	Morgan Stanley(b)		9.0000	11/30/35	111,453
134,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	9.0000	12/23/35	137,685
816,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0001	02/29/36	642,600
					14,970,145
	SPECIALTY FINANCE — 3.9%
187,106	Fort Knox Military Housing Privatization Project(d)	US0001M + 0.340%	1.2150	02/15/52	124,106
498,000	Morgan Stanley Finance, LLC(d)	15%*(USISDA30 - USISDA02)	10.0000	04/30/33	413,340
541,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0001	06/30/36	416,570
215,000	Morgan Stanley Finance, LLC(d)	15*(USISDA30-USISDA02)	0.0001	07/29/36	185,438
3,474,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	08/31/36	3,100,544
788,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	09/30/36	703,290
4,218,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	11/29/36	3,764,564
1,269,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	01/31/37	1,132,583
361,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	9.0000	04/28/37	322,193
267,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	07/31/37	238,298
158,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0001	09/29/37	141,015
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	7.8200	09/29/37	1,550,779
1,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	5.7000	09/15/23	996,568
357,755	Preferred Term Securities IV Ltd. / Preferred Term(c),(d)	US0003M + 2.250%	3.1980	12/23/31	353,283
83,437	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	1.8260	07/03/33	77,919

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	SPECIALTY FINANCE — 3.9% (Continued)
634,876	Select Notes Trust LT 2003-1		5.9100	02/22/33	$584,567
					14,105,057

	TOTAL CORPORATE BONDS (Cost $50,894,216)				43,664,766

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.5000	07/09/30	51,356
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	7,171
485,000	Argentine Republic Government International Bond(e)		1.1250	07/09/35	132,361
375,000	Ukraine Government International Bond(d)		1.2580	05/31/40	146,250
					337,138
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction &(b)		0.0720	06/30/34	694,080

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,344,753)				1,031,218

	U.S. GOVERNMENT & AGENCIES — 7.9%
	AGENCY MBS OTHER — 0.0%(g)
37,893	Fannie Mae Pool 257064		4.5000	11/01/37	38,162
118,803	Ginnie Mae II Pool BU6365(b)		4.6270	04/20/70	120,000
					158,162
	U.S. TREASURY BILLS — 7.9%
8,000,000	United States Treasury Bill(f)		0.6607	06/30/22	7,995,595
10,000,000	United States Treasury Bill(f)		0.8206	07/26/22	9,987,319
10,000,000	United States Treasury Bill(f)		0.8152	07/28/22	9,986,780
1,000,000	United States Treasury Note		1.8750	11/15/51	764,844
					28,734,538

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,080,076)				28,892,700

See accompanying notes to consolidated financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	TOTAL INVESTMENTS - 101.4% (Cost $346,234,339)	$332,698,427
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(5,180,439)
	NET ASSETS - 100.0%	$364,511,536

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
Morgan Stanley 3.75% 2/25/23	GS	1.00%	6/20/2025	$20,000,000	(129,368)	(240,210)	$110,842

INTEREST RATE SWAP
Reference Entity	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value		Unrealized Appreciation
1 Year Sofr Compound Index	GS	0.9975%	1/25/2024	100,000,000	4,161,255		2,542,870

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

GS	Goldman Sachs

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

EUR003M	Euribor 3 Month ACT/360

EUR006M	Euribor 6 Month ACT/360

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

Prime Rate	Prime Rate

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

USISDA02	2 Year USD ICE SWAP RATE

USISDA05	5 Year USD ICE SWAP RATE

USISDA10	10 Year USD ICE SWAP RATE

USISDA30	30 Year USD ICE SWAP RATE

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022 the total market value of 144A securities is 178,056,833 or 48.8% of net assets.

(d)	Variable rate security; the rate shown represents the rate on May 31, 2022.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2022.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	The security is illiquid; total illiquid securities represent 1.5% of net assets.

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022

		Easterly	Easterly Income
	Easterly	Total Hedge	Opportunities Fund
	EHS	Portfolio	(Formerly, Easterly Structured
	Fund	(Consolidated)	Credit Value Fund)
Assets:
Investments in Affiliates, at cost	$258,956	$4,108,684	$—
Investments in Unaffiliated securities, at cost	890,844	22,828,358	346,234,339
Total Investments, at cost	$1,149,800	$26,937,042	$346,234,339

Investments in Affiliates, at value	$241,953	$3,823,860	$—
Investments in Unaffiliated securities, at value	773,719	20,634,705	332,698,427
Total Investments, at value	$1,015,672	$24,458,565	$332,698,427
Cash	153,256	691,249	37,022,301
Foreign Cash ($9, $26 and $17,987)	—	—	16,777
Deposit in collateral account for Swaps	—	2,257,416	1,390,000
Unrealized appreciation on swaps	—	217,038	2,653,712
Unrealized appreciation on forward currency exchange contracts	91	1,133	—
Receivable for securities sold	—	497,217	—
Receivable for fund shares sold	—	—	713,375
Interest and dividends receivable	26	987	876,815
Receivable from manager	18,531	—	—
Prepaid expenses and other assets	3,573	13,812	210,183
Total Assets	1,191,149	28,137,417	375,581,590

Liabilities:
Payable for securities purchased	—	—	10,079,819
Payable for fund shares redeemed	—	35,058	317,426
Premiums received on swaps	—	—	240,210
Interest Payable	—	1,334	—
Administration fees payable	12,242	8,920	51,594
Unrealized depreciation on forward currency exchange contracts	1,351	39,167	—
Payable to manager	—	12,153	317,665
Trustee fees payable	116	1,037	553
Payable for distribution (12b-1) fees	—	—	45,102
Compliance officer fees payable	88	11	122
Accrued expenses and other liabilities	22,925	19,522	17,563
Total Liabilities	36,722	117,202	11,070,054

Net Assets	$1,154,427	$28,020,215	$364,511,536

Net Assets:
Par value of shares of beneficial interest	$1,156	$26,671	$352,350
Paid in capital	1,333,801	31,262,078	375,703,113
Accumulated loss	(180,530)	(3,268,534)	(11,543,927)
Net Assets	$1,154,427	$28,020,215	$364,511,536

Net Asset Value Per Share
Class A
Net Assets	$—	$—	$15,303,374
Shares of beneficial interest outstanding	—	—	1,452,305
Net asset value	$—	$—	$10.54
Offering price per share (maximum sales charge of 2.00%)	$—	$—	$10.76

Class C
Net Assets	$—	$—	$5,157,197
Shares of beneficial interest outstanding	—	—	501,182
Net asset value/offering price per share	$—	$—	$10.29

Class I
Net Assets	$953,249	$6,694,161	$243,728,702
Shares of beneficial interest outstanding	95,683	643,616	23,682,993
Net asset value/offering price per share	$9.96	$10.40	$10.29

Class R6
Net Assets	$201,178	$21,326,054	$100,322,263
Shares of beneficial interest outstanding	$19,938	$2,023,530	$9,598,520
Net asset value/offering price per share	$10.09	$10.54	$10.45

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2022

		Easterly	Easterly Income
	Easterly	Total Hedge	Opportunities Fund
	EHS	Portfolio	(Formerly, Easterly Structured
	Fund	(Consolidated)	Credit Value Fund)
Investment Income:
Dividend income	$6,969	$362,298	$—
Interest income	38	112	7,231,429
Dividend income from Affiliates	8,703	281,141	—
Less: Foreign withholding taxes	(69)	(5,123)	—
Total Investment Income	15,641	638,428	7,231,429

Operating Expenses:
Management fees	6,279	169,510	1,973,501
Distribution (12b-1) fees
Class A Shares	—	—	19,336
Class C Shares	—	—	27,862
Administration fees	5,660	16,109	178,303
Shareholder servicing fees	232	16,412	128,174
Interest expenses	1	485	116,046
Transfer Agent fees	11,716	15,097	49,784
Custodian fees	13,079	21,817	30,165
Registration fees	5,676	9,939	47,739
Legal fees	7,822	17,614	20,632
Printing and postage expense	2,287	3,906	32,538
Audit fees	3,274	7,287	11,254
Trustees’ fees	7,256	6,499	6,597
Compliance officer fees	3,864	3,864	3,802
Insurance expense	106	249	4,987
Miscellaneous expenses	1,974	3,718	5,822
Total Operating Expenses	69,226	292,506	2,656,542

Less: Expenses waived	(60,389)	(91,445)	(209,926)
Total Waivers	(60,389)	(91,445)	(209,926)

Net Operating Expenses	8,837	201,061	2,446,616

Net Investment Income	6,804	437,367	4,784,813

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(35,095)	(755,845)	(12,212)
Distribution of realized gain (loss) by underlying
Affiliated Investments	1,104	(59,316)	—
Options Purchased	—	(11,137)	—
Options Written	—	52,970	—
Swaps	—	(37,782)	(385,819)
Net realized loss	(33,991)	(811,110)	(398,031)

Net change in unrealized appreciation(depreciation) on:
Investments and Foreign currency translations	(95,100)	(1,471,735)	(19,050,184)
Affiliated Investments	(15,932)	(315,972)	—
Options Purchased	—	(30,741)	—
Options Written	—	28,106	—
Swaps	—	190,342	2,755,045
Net change in unrealized depreciation	(111,032)	(1,600,000)	(16,295,139)
Net Realized and Unrealized Loss on investments	(145,023)	(2,411,110)	(16,693,170)

Net decrease in Net Assets Resulting From Operations	$(138,219)	$(1,973,743)	$(11,908,357)

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly EHS Fund			Easterly Total Hedge Portfolio			Easterly Income Opportunities Fund (Formerly, Easterly Structured Credit Value Fund)
				(Consolidated)
	Six Months Ended	Year Ended		Six Months Ended	Year Ended		Six Months Ended	Year Ended
	May 31, 2022	November 30, 2021		May 31, 2022	November 30, 2021		May 31, 2022	November 30, 2021
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income	$6,804	$4,900		$437,367	$168,172		$4,784,813	$8,685,906
Net realized gain (loss) on investments	(33,991)	936,428		$(811,110)	1,774,397		(398,031)	4,899,093
Net change in unrealized depreciation on investments	(111,032)	(351,549)		$(1,600,000)	(1,247,314)		(16,295,139)	(776,595)
Net increase (decrease) in net assets resulting from operations	(138,219)	589,779		(1,973,743)	695,255		(11,908,357)	12,808,404

Distributions to Shareholders:
From Return of Capital:
Class I	—	(1,937)		—	—		—	—
Class R6	—	(7,639)		—	—		—	—
Total Distributions:
Class I	—	(175,537)		(452,554)	(86,170)		(6,845,511)	(9,539,450)
Class A	—	—	*	—	(845)		(452,775)	(838,592)
Class C	—	—		—	(745)		(149,160)	(215,709)
Class R6	—	(711,784)		(1,935,569)	(85,657)		(2,240,111)	(3,808,909)
Total Dividends and Distributions to Shareholders	—	(896,897)		(2,388,123)	(173,417)		(9,687,557)	(14,402,660)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	—	745,105	**	70,363	1,569,771	**	106,773,376	164,764,377
Class A	—	—		—	3,700		4,051,320	15,195,711
Class C	—	—		—	—		745,400	3,836,898
Class R6	—	610,482		2,754,097	28,113,250		57,069,298	22,396,032
Reinvestment of dividends and distributions
Class I	—	177,474		452,554	86,170		1,731,399	7,698,232
Class A	—	—		—	845		397,176	746,916
Class C	—	—		—	457		101,024	141,008
Class R6	—	556,028		1,288,566	67,479		5,815,407	2,820,353
Cost of shares redeemed
Class I	—	(8,673)		(5,957)	(240,231)		(14,476,215)	(68,480,268)
Class A	—	(14	) **	—	(58,467	) **	(3,787,251)	(12,679,013)
Class C	—	(7,270	) **	—	(47,536	) **	(929,519)	(1,586,860)
Class R6	(39,523)	(4,716,351)		(9,774,829)	(3,060,040)		(68,954,956)	(26,011,648)
Net increase (decrease) in net assets from share transactions of beneficial interest	(39,523)	(2,643,219)		(5,215,206)	26,435,398		88,536,459	108,841,738

Total Increase (Decrease) in Net Assets	(177,742)	(2,950,337)		(9,577,072)	26,957,236		66,940,545	107,247,482

Net Assets:
Beginning of year/period	1,332,169	4,282,506		37,597,287	10,640,051		297,570,991	190,323,509
End of year/period	$1,154,427	$1,332,169		$28,020,215	$37,597,287		$364,511,536	$297,570,991

Share Activity
Shares sold
Class I	—	58,885	**	6,671	135,321	**	10,071,354	14,925,443
Class A	—	—		—	325		374,215	1,346,418
Class C	—	—		—	—		69,774	347,401
Class R6	—	46,286		248,706	2,333,709		5,286,444	2,002,196
Shares Reinvested
Class I	—	15,733		40,227	7,680		545,727	702,539
Class A	—	—		—	76		36,335	66,701
Class C	—	—		—	41		9,448	12,887
Class R6	—	48,728		113,231	5,972		160,375	255,138
Shares redeemed
Class I	—	(760)		(555)	(20,480)		(6,478,128)	(6,191,715)
Class A	—	(1	) **	—	(5,053	) **	(349,453)	(1,120,620)
Class C	—	(563	) **	—	(4,148	) **	(88,569)	(143,536)
Class R6	(3,851)	(405,197)		(899,643)	(254,635)		(1,346,926)	(2,327,404)
Net Increase (decrease) in shares of beneficial interest	(3,851)	(236,889)		(491,363)	2,198,808		8,290,596	9,875,448

*	Less than $1.00.

**	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

***	Less than 1 share.

See accompanying notes to consolidated financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly EHS Fund
	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.13		$11.95	$10.40	$10.37	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.03		(0.09)	0.16	0.13	0.11	0.00	**
Net realized and unrealized gain (loss)	(1.20)		1.52	1.63	0.45	(0.24)	0.58
Total from investment operations	(1.17)		1.43	1.79	0.58	(0.13)	0.58
Dividends and Distributions:
Dividends from return of capital	—		(0.02)	—	—	—	—
Dividends from net investment income	—		(0.08)	(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	—		(2.15)	—	(0.39)	(0.04)	—
Total dividends and distributions	—		(2.25)	(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$9.96		$11.13	$11.95	$10.40	$10.37	$10.58
Total Return*	(10.51)%		11.81%	17.55%	6.12%	(1.20)%	5.80%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$953		$1,065	$261	$226	$209	$212
Ratio of gross operating expenses to average net assets including interest expense (3,6)	11.04	% (5)	6.90%	4.60%	4.11%	2.99%	17.28	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,7)	1.48	% (5)	1.68%	1.49%	1.50%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,10)	0.59	% (5)	(0.72)%	1.52%	1.35%	0.99%	0.12	% (5)
Portfolio Turnover Rate	65	% (4)	400%	145%	143%	181%	125	% (4)

	Class R6
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.25		$12.02	$10.42	$10.37	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.05		0.05	0.19	0.19	0.10	0.00	**
Net realized and unrealized gain (loss)	(1.21)		1.43	1.65	0.41	(0.24)	0.59
Total from investment operations	(1.16)		1.48	1.84	0.60	(0.14)	0.59
Dividends and Distributions:
Dividends from return of capital	—		(0.02)	—	—	—	—
Dividends from net investment income	—		(0.08)	(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	—		(2.15)	—	(0.39)	(0.04)	—
Total dividends and distributions	—		(2.25)	(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$10.09		$11.25	$12.02	$10.42	$10.37	$10.59
Total Return*	(10.31)%		12.18%	18.00%	6.32%	(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$201		$268	$4,015	$1,725	$5,298	$2,668
Ratio of gross operating expenses to average net assets including interest expense (3,8)	11.04	% (5)	3.14%	4.17%	4.01%	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,9)	1.11	% (5)	1.14%	1.12%	1.36%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,10)	1.03	% (5)	0.38%	1.85%	1.90%	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	65	% (4)	400%	145%	143%	181%	125	% (4)

(1)	Class I and Class R6 commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	11.04	% (5)	6.70%	4.60%	4.10%	2.99%	17.28	% (5)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.48	% (5)	1.48%	1.49%	1.49%	1.49%	1.49	% (5)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	11.04	% (5)	3.11%	4.17%	4.00%	2.79%	7.83	% (5)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.11	% (5)	1.11%	1.12%	1.35%	1.49%	1.49	% (5)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Total Hedge Portfolio (Consolidated)
	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.80		$11.05	$10.49	$10.13	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.12		0.08	0.21	0.18	0.12	0.04
Net realized and unrealized gain (loss)	(0.76)		0.85	0.74	0.46	(0.30)	0.36
Total from investment operations	(0.64)		0.93	0.95	0.64	(0.18)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.24)		—	(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.52)		(0.18)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.76)		(0.18)	(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$10.40		$11.80	$11.05	$10.49	$10.13	$10.40
Total Return*	(5.93)%		8.51%	9.39%	6.54%	(1.73)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$6,694		$7,049	$5,247	$5,095	$4,523	$520
Ratio of gross operating expenses to average net assets including interest expense (3,6)	1.74	% (5)	1.89%	2.25%	2.53%	2.50%	12.24	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,7)	1.48	% (5)	1.51%	1.52%	1.52%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,10)	2.13	% (5)	0.70%	2.10%	1.74%	1.19%	0.84	% (5)
Portfolio Turnover Rate	75	% (4)	127%	117%	114%	195%	83	% (4)

	Easterly Total Hedge Portfolio (Consolidated)
	Class R6
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.93		$11.12	$10.52	$10.14	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.15		0.10	0.25	0.20	0.16	0.03
Net realized and unrealized gain (loss)	(0.78)		0.89	0.74	0.46	(0.33)	0.37
Total from investment operations	(0.63)		0.99	0.99	0.66	(0.17)	0.40
Dividends and Distributions:
Dividends from net investment income	(0.24)		—	(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.52)		(0.18)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.76)		(0.18)	(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$10.54		$11.93	$11.12	$10.52	$10.14	$10.40
Total Return*	(5.77)%		9.01%	9.75%	6.73%	(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$21,326		$30,549	$5,297	$5,565	$8,233	$1,753
Ratio of gross operating expenses to average net assets including interest expense (3,8)	1.74	% (5)	1.66%	2.25%	2.53%	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,9)	1.11	% (5)	1.14%	1.15%	1.35%	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,10)	2.70	% (5)	0.83%	2.50%	2.00%	1.54%	0.66	% (5)
Portfolio Turnover Rate	75	% (4)	127%	117%	114%	195%	83	% (4)

(1)	Class I and Class R6 commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.86%	2.22%	2.50%	2.50%	12.24	% (5)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.48	% (5)	1.48%	1.49%	1.49%	1.49%	1.49	% (5)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	1.74	% (5)	1.63%	2.22%	2.50%	2.38%	6.30	% (5)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.11	% (5)	1.11%	1.12%	1.32%	1.39%	1.49	% (5)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout the year/period)

	Easterly Structured Credit Value Fund
	Class A
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,		November 30,
	2022		2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.26		$11.35		$10.68		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.14		0.36		0.42		0.41		0.10
Net realized and unrealized gain	(0.54)		0.24		0.95		0.46		0.06
Total from investment operations	(0.40)		0.60		1.37		0.87		0.16
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.38)		(0.52)		(0.34)		—
Distributions from realized gains	(0.17)		(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.32)		(0.69)		(0.70)		(0.35)		—
Redemption Fees	—		—		—		0.00	**	—
Net Asset Value, End of Year/Period	$10.54		$11.26		$11.35		$10.68		$10.16
Total Return*	(3.60)%		5.44	% #	13.54	% #	8.67	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$15,303		$15,664		$12,466		$435		$19
Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.84	% (3)	1.86%		2.01%		2.38%		2.18	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.80	% (3)	1.76%		1.79%		1.74%		1.74	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	2.61	% (3)	3.18%		3.89%		3.84%		3.27	% (3)
Portfolio Turnover Rate	25	% (4)	84%		132%		111%		37	% (4)

	Easterly Income Opportunities Fund (Formerly, Easterly Structured Credit Value Fund)
	Class C
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,		November 30,
	2022		2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.00		$11.10		$10.45		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.10		0.27		0.33		0.32		0.10
Net realized and unrealized gain	(0.53)		0.24		0.93		0.31		0.06
Total from investment operations	(0.43)		0.51		1.26		0.63		0.16
Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.30)		(0.43)		(0.33)		—
Distributions from realized gains	(0.17)		(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.28)		(0.61)		(0.61)		(0.34)		—
Redemption Fees	—		—		—		—		—
Net Asset Value, End of Year/Period	$10.29		$11.00		$11.10		$10.45		$10.16
Total Return*	(3.94)%		4.71%		12.62%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,157		$5,616		$3,262		$1,468		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5,8)	2.59	% (3)	2.61%		2.81%		3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	2.55	% (3)	2.51%		2.54%		2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	1.86	% (3)	2.41%		3.12%		3.09%		3.27	% (3)
Portfolio Turnover Rate	25	% (4)	84%		132%		111%		37	% (4)

(1)	Class A and Class C commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.76	% (3)	1.83%	1.96%	2.38%	2.18	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.73	% (3)	1.73%	1.74%	1.74%	1.74	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.51	% (3)	2.58%	2.76%	3.11%	3.01	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	2.48	% (3)	2.48%	2.49%	2.49%	2.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout the year/period)

	Easterly Income Opportunities Fund (Formerly, Easterly Structured Credit Value Fund)
	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.00		$11.10	$10.46	$10.15	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.15		0.38	0.44	0.40	0.07
Net realized and unrealized gain	(0.53)		0.23	0.93	0.30	0.08
Total from investment operations	(0.38)		0.61	1.37	0.70	0.15
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	(0.17)		(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.33)		(0.71)	(0.73)	(0.39)	—
Redemption Fees	—		—	—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$10.29		$11.00	$11.10	$10.46	$10.15
Total Return*	(3.47)%		5.74%	13.80%	6.97%	1.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$243,729		$215,003	$112,226	$4,982	$1,007
Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.59	% (3)	1.61%	1.79%	1.99%	2.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.55	% (3)	1.51%	1.54%	1.49%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	2.85	% (3)	3.40%	4.11%	3.88%	2.30	% (3)
Portfolio Turnover Rate	25	% (4)	84%	132%	111%	37	% (4)

	Easterly Income Opportunities Fund (Formerly, Easterly Structured Credit Value Fund)
	Class R6
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2022		2021	2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.15		$11.20	$10.51	$10.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.17		0.43	0.48	0.43	0.07
Net realized and unrealized gain	(0.54)		0.23	0.94	0.31	0.08
Total from investment operations	(0.37)		0.66	1.42	0.74	0.15
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	(0.17)		(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.33)		(0.71)	(0.73)	(0.39)	—
Redemption Fees	—		—	—	0.00 **	0.01
Net Asset Value, End of Year/Period	$10.45		$11.15	$11.20	$10.51	$10.16
Total Return*	(3.33)%		6.16%	14.23%	7.36%	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$100,322		$61,289	$62,369	$30,209	$34,604
Ratio of gross operating expenses to average net assets including interest expense (5,8)	1.59	% (3)	1.63%	1.80%	1.93%	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	1.18	% (3)	1.14%	1.17%	1.13%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	3.19	% (3)	3.82%	4.51%	4.11%	2.27	% (3)
Portfolio Turnover Rate	25	% (4)	84%	132%	111%	37	% (4)

(1)	Class I and Class R6 commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.59	% (3)	1.58%	1.74%	2.00%	2.01	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.48	% (3)	1.48%	1.49%	1.49%	1.49	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.58	% (3)	1.61%	1.75%	1.93%	1.87	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.11	% (3)	1.11%	1.12%	1.13%	1.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Month Ended May 31, 2022 (unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of nine series. These financial statements include the following three series: The easterly EHS Fund, Easterly Total Hedge Fund and Easterly Income Opportunities Fund (Formerly, Easterly Income Opportunities Fund)

The Easterly EHS Fund, Easterly Total Hedge Portfolio and Easterly Income Opportunities Fund are diversified funds.

Easterly Funds LLC serves as the Funds’ Advisor. Orange Investment Advisors LLC serves as Easterly Income Opportunities Fund’s Sub-Advisor.

Fund	Primary Objective
Easterly EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
Easterly Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices.
Easterly Income Opportunities	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, Easterly Income Opportunities Fund offers Class A, Class C, Class I and Class R6 shares and the Easterly EHS Fund, Easterly Total Hedge Portfolio offers Class I and Class R6. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Funds’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021, for the Fund’ assets and liabilities measured at fair value:

Easterly EHS

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$773,583	$—	$—	$773,583
Exchange Traded Note	136	—	—	136
Open Ended Funds	241,953	—	—	241,953
Total	$1,015,672	$—	$—	$1,015,672
Asset Derivatives
Forward Currency Contracts	$—	$91	$—	$91
Total Assets	$1,015,672	$91	$—	$1,015,763
Liability Derivatives
Forward Currency Contracts	$—	$1,351	$—	$1,351
Total Liabilities	$—	$1,351	$—	$1,351

Easterly Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,757,491	$—	$—	$19,757,491
Exchange Traded Notes	41,673	—	—	41,673
Open Ended Funds	4,659,401	—	—	4,659,401
Total	$24,458,565	$—	$—	$24,458,565
Asset Derivatives
Forward Currency Contracts	$—	$1,133	$—	$1,133
Total Return Swap	—	217,038	—	217,038
Total Assets	$24,458,565	$218,171	$—	$24,676,736
Liability Derivatives
Forward Currency Contracts	$—	$39,167	$—	$39,167
Total Liabilities	$—	$39,167	$—	$39,167

Easterly Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$258,947,562	$—	$258,947,562
Collaterlized Mortgage Obligations	—	162,179	—	162,179
Corporate Bonds	—	43,664,766	—	43,664,766
Non U.S. Government & Agencies	—	1,031,218	—	1,031,218
U.S. Government & Agencies	—	28,892,700	—	28,892,700
Credit Default Swap	—	110,842	—	110,842
Interest Rate Swap	—	2,542,870	—	2,542,870
Total Assets	$—	$335,352,137	$—	335,352,137

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

Consolidation of Subsidiaries – James Alpha Total Hedge Cayman Fund Ltd (Easterly Total Hedge-CFC). The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of Easterly Total Hedge, which include the accounts of Easterly Total Hedge-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	May 31, 2022	May 31, 2022
Easterly Total Hedge - CFC	10/13/2016	422,024	1.51%

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

For tax purposes, the CFC is an exempted Cayman investment companies. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2019 to November 30, 2021, or expected to be taken in the Funds’ November 30, 2022 year-end tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ November 30, 2022 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2022, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly EHS	Annually	Annually
Easterly Total Hedge	Annually	Annually
Easterly Income Opportunities	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S.

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

Market Disruptions Risk. The Fund is subject to investment and operational risks associated with financial, economic and other global- market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID 19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints- in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID 19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern- and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID 19 could adversely affect the economies of many nations or the entire global economy, the financial well being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds LLC and the Funds, Easterly Funds LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 19, 2023.

							Management
							Fee Waived/
	Management	Expenses Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 5/31/22
Easterly EHS	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	$60,389
Easterly Total Hedge	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	91,445
Easterly Income Opportunities	1.20%	1.73%	2.48%	1.48%	1.11%	3/19/2023	209,926

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/2022	11/30/2023	11/30/2024
Easterly EHS	$63,980	$53,524	$99,399
Easterly Total Hedge	94,545	96,283	101,288
Easterly Income Opportunities	194,708	441,960	472,087

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to Easterly Income Opportunities has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the six months ended, May 31, 2022, UFD received sales charges on sales of the Funds’ Class A shares.

Fund	UFD Sales Charges
Class A
Easterly Income Opportunities	10,967

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at May 31, 2022, are noted in the Fund’s Schedule of Investments.

Fund	Affiliated Holding	Value at 11/30/21	Purchases	Sales	Realized Gain/(Loss)	Dividend Income	Change in Unrealized Gain/(Loss)	Value at 5/31/22
Easterly EHS	Easterly Income Opportunties Fund, Cl R6	$300,628	$8,703	$(52,550)	$1,104	$8,703	$(15,932)	$241,953
Easterly Total Hedge	Easterly Hedged Equity Fund, Cl R6	1,396,322	134,257	—	—	134,257	(150,175)	1,380,404
	Easterly Income Opportunties Fund, Cl R6	5,672,814	146,884	(3,151,130)	(59,316)	146,884	(165,797)	2,443,455

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Easterly EHS	$768,021	$795,650
Easterly Total Hedge	20,464,021	27,849,644
Easterly Income Opportunities	188,478,048	69,911,916

(b) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a Fund of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire Fund of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(d) Swap Agreements – Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at November 30, 2021, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Easterly EHS
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$91
			Unrealized depreciation on forward currency exchange contracts	(1,351)
			Totals	$(1,260)

Easterly Total Hedge
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1,133
			Unrealized depreciation on forward currency exchange contracts	(39,167)
	Swap Contracts	Equity	Unrealized appreciation on swaps	217,038
			Totals	$179,004
Easterly Income Opportunities
	Swap Contracts	Interest Rate	Unrealized appreciation on swaps	$2,552,601

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2022, were as follows:

				Realized and unrealized gain (loss)
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	on derivatives
Easterly EHS
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$5,949
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	$(1,624)

Easterly Total Hedge
	Swap Contracts
		Net realized loss on swaps
			Equity	$(37,782)
		Net change in unrealized appreciation on swaps
			Equity	$190,342
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$135,880
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	$(45,104)
Easterly Income Opportunities
	Swap Contracts
		Net realized loss on swaps
			Interest Rate	$(284,708)
		Net change in unrealized appreciation on swaps
			Interest Rate	$2,653,934

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2022.

		Gross Amounts not offset in the Statements of Assets and
		Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged *	Net Amount of Assets (Liabilities)
EHS
Description of Asset:
Forward Foreign Currency Contracts	$91	1,351	$—	$(1,260)
Total	$91	$1,351	$—	$(1,260)
Description of Liability:
Forward Foreign Currency Contracts	$(1,351)	$1,351	$—	$—
	$(1,351)	$1,351	$—	$—
Total Hedge
Description of Asset:
Forward Foreign Currency Contracts	$1,133	39,167	$—	$(38,034)
Total Return Swaps	217,038	—	217,038	—
Total	$218,171	$39,167	$217,038	$(38,034)
Description of Liability:
Forward Foreign Currency Contracts	$(39,167)	$6,238	$—	$—
	$(39,167)	$6,238	$—	$—
Income Opportunities
Description of Asset:
Credit Default Swap	$2,552,601	—	$2,552,601	$—
Total	$2,552,601	$—	$2,552,601	$—

*	Excess collateral not included.

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	App/Dep
Easterly EHS	$1,150,344	$7,034	$(141,706)	$(134,672)
Easterly Total Hedge	26,986,903	471,721	(2,822,142)	(2,350,421)
Easterly Income Opportunities	346,399,165	3,533,189	(17,233,927)	(13,700,738)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2021 and November 30, 2020 was as follows:

	For the period ended November 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly EHS	$812,198	$75,123	$9,576	$896,897
Easterly Total Hedge	147,880	28,375	—	176,255
Easterly Income Opportunities	14,323,193	79,467	—	14,402,660

	For the period ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly EHS	$44,860	$—	$—	$44,860
Easterly Total Hedge	403,866	—	—	403,866
Easterly Income Opportunities	5,685,368	42,326	—	5,727,694

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $2,838 for the Easterly Total Hedge Fund for the fiscal year ended November 30, 2021, and $600 for fiscal year ended November 30, 2020 for the Easterly EHS Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly EHS	$—	$—	$(13,375)	$—	$—	$(28,936)	$(42,311)
Easterly Total Hedge	1,135,850	740,254	—	—	—	(782,772)	1,093,332
Easterly Income Opportunities	2,183,038	2,521,242	—	—	—	5,347,707	10,051,987

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps and passive foreign investment companies, and adjustments for partnerships, grantor trusts, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $363, $7,071 and $(1,557) for the Easterly EHS, Easterly Total Hedge and Easterly Income Opportunities, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Easterly EHS	$13,375
Easterly Total Hedge	—
Easterly Income Opportunities	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended At November 30, 2021, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

	Non-Expiring	Non-Expiring		CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Easterly EHS	$—	$—	$—	$66,360
Easterly Total Hedge	—	—	—	—
Easterly Income Opportunities	—	—	—	—

EASTERLY FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2022 (Unaudited) (Continued)

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2021 as follows:

Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Easterly EHS	$(29)	$29
Easterly Total Hedge	—	—
Easterly Income Opportunities	—	—

6.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership%
Easterly EHS Cl I	Dennis Nayden	99.98%
Easterly EHS Cl R6	National Financial Services, Inc.	99.99%
Easterly Total Hedge Cl I	Dennis Nayden	93.91%
Easterly Total Hedge Cl R6	National Financial Services, Inc.	99.05%
Easterly Income Oppportunities Cl A	LPL Financial	55.60%
Easterly Income Oppportunities Cl I	National Financial Services, Inc.	27.28%
Easterly Income Oppportunities Cl R6	National Financial Services, Inc.	25.75%
Easterly Income Oppportunities Cl R6	SEI Private Investment Company	43.20%

7.	LINE OF CREDIT

Currently, the Easterly Income Opportunities Fund has a $22,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. During the six months ended May 31, 2022, Easterly Income Opportunities Fund did not access the line of credit.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a -5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 12/01/2021	Value - 05/31/2022	12/01/2021-05/31/2022*	[Annualized]
Actual Expenses
Easterly EHS - Class I	1,000.00	894.90	6.99	1.48%
Easterly EHS - Class R6	1,000.00	896.90	5.25	1.11%
Easterly Total Hedge - Class I	1,000.00	940.70	7.16	1.48%
Easterly Total Hedge - Class R6	1,000.00	942.30	5.38	1.11%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class A	1,000.00	964.00	8.47	1.73%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class C	1,000.00	960.60	12.12	2.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class I	1,000.00	965.30	7.25	1.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class R6	1,000.00	966.70	5.44	1.11%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical	Beginning Account	Ending Account	Expense Paid	Expense Ratio
[5% Return Before Expenses]	Value - 12/01/2021	Value - 05/31/2022	12/01/2021-05/31/2022*	[Annualized]
Easterly EHS - Class I	1,000.00	1,017.55	7.44	1.48%
Easterly EHS - Class R6	1,000.00	1,019.40	5.59	1.11%
Easterly Total Hedge - Class I	1,000.00	1,017.55	7.44	1.48%
Easterly Total Hedge - Class R6	1,000.00	1,019.40	5.59	1.11%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class I	1,000.00	1,017.55	7.44	1.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class A	1,000.00	1,016.31	8.70	1.73%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class C	1,000.00	1,012.57	12.44	2.48%
Easterly Income Opportunity (Formerly, Easterly Structured Credit Value) - Class R6	1,000.00	1,019.40	5.59	1.11%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

JAMES ALPHA531-SA22

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Easterly Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael Montague Michael, Treasurer and Principal Financial Officer

Date 8/8/22

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/8/22

* Print the name and title of each signing officer under his or her signature.